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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number   811-6553
                                                    --------------

                     Strong Variable Insurance Funds, Inc.;
      on behalf of Strong Discovery Fund II, Strong Mid Cap Growth Fund II
                       and Strong Multi Cap Value Fund II.
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     P.O. Box 2936 Milwaukee, WI          53201
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                 Richard Smirl, Strong Capital Management, Inc.
                       P.O. Box 2936 Milwaukee, WI 53201
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 359-3400
                                                   -------------------

Date of fiscal year end: December 31
                        ----------------

Date of reporting period: June 30, 2003
                         ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Reports to Stockholders

                                               SEMIANNUAL REPORT | June 30, 2003

                                                                      The Strong

                                                                       Discovery

                                                                         Fund II

                              [PHOTO APPEARS HERE]

Table of Contents

Investment Review

     Strong Discovery Fund II.............................. 2

Financial Information

     Schedule of Investments in Securities
          Strong Discovery Fund II......................... 4
     Statement of Assets and Liabilities................... 7
     Statement of Operations............................... 8
     Statements of Changes in Net Assets................... 9
     Notes to Financial Statements.........................10

Financial Highlights.......................................14

Directors and Officers.....................................15

                                                                   [STRONG LOGO]

Strong Discovery Fund II

================================================================================

Your Fund's Approach

The Strong Discovery Fund II seeks capital growth. The Fund invests, under normal conditions, in securities that its manager believes offer attractive opportunities for growth. The Fund usually invests in a diversified portfolio of common stocks from small- and medium-capitalization companies. These are chosen through a combination of in-depth fundamental analysis of a company's financial reports and direct, on-site research during company visits. The Fund invests substantially in the financial sector. In addition, the Fund may utilize an active trading approach. The manager may sell a holding if its growth potential or fundamental qualities change.

                    Growth of an Assumed $10,000 Investment+
                             From 5-8-92 to 6-30-03

                      [CHART APPEARS HERE]

           The Strong                      Lipper Mid-
            Discovery    Russell 2000(R)    Cap Core
             Fund II         Index*        Funds Index*
Apr 92       $ 10,000       $ 10,000        $ 10,000
Dec 92       $ 10,887       $ 11,377        $ 11,447
Dec 93       $ 13,285       $ 13,525        $ 13,429
Dec 94       $ 12,569       $ 13,278        $ 13,338
Dec 95       $ 17,001       $ 17,056        $ 16,718
Dec 96       $ 17,138       $ 19,870        $ 19,713
Dec 97       $ 19,090       $ 24,313        $ 24,094
Dec 98       $ 20,476       $ 23,694        $ 25,968
Dec 99       $ 21,518       $ 28,731        $ 33,290
Dec 00       $ 22,464       $ 27,863        $ 35,372
Dec 01       $ 23,381       $ 28,555        $ 33,639
Dec 02       $ 20,572       $ 22,706        $ 27,795
Jun 03       $ 23,268       $ 26,766        $ 31,718

+ This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with the performance of the Russell 2000(R) Index and the Lipper Mid-Cap Core Funds Index. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. To equalize time periods, the indices' performances were prorated for the month of May 1992.

     The Fund's prospectus and statement of additional information may describe restrictions on the percentage of a particular type or quality of security in which the Fund may invest ("Percentage Restrictions"). Percentage Restrictions apply at the time the Fund purchases a security. Circumstances subsequent to the purchase of the security, such as a change in: (1) the Fund's assets (e.g., due to cash inflows and redemptions); (2) the market value of the security; or (3) the pricing, liquidity, or rating of the security, may cause the Fund to exceed or fall short of the Percentage Restriction. If this happens, the Fund's continued holding of the security will not constitute a violation of the Percentage Restriction.

During the first six months of 2003, the Strong Discovery Fund II delivered its strongest semiannual performance in several years on an absolute return basis. While the Fund produced strong returns, it slightly underperformed its broad-based benchmark, the Russell 2000 Index. The Fund generated a year-to-date return of 13.11% compared to the Russell 2000 Index, which generated a year-to-date return of 17.88% as of June 30, 2003.

The Fund participated in the post-Iraq war stock market rally, though its bias against lower-quality telecommunications and technology stocks contributed to its underperformance. These companies benefited from a speculative run-up driven by investors' increased appetite for risk in anticipation of an economic recovery.

War influenced markets and sentiment

One of the most significant events during the first half of 2003 was the onset and conclusion of the major combat in Iraq. In the early part of the year, there was much uncertainty as to whether the war would take place at all and, if so, how long it might last. In such an environment, business leaders were unwilling to make significant capital expenditures or to hire new employees. As a result, the entire economy was in a holding pattern until the main thrust of the conflict ended in mid-April.

When the major combat concluded, consumer sentiment soared upward, and the market experienced an increase in speculative activity, with market participants demonstrating a preference for riskier companies in the biotech, Internet, communication, technology, and cyclical sectors. As May progressed, however, actual evidence of an improving economy failed to materialize. In response, interest rates began to fall, which further fueled investor speculation, increasing demand for interest rate-sensitive and highly leveraged companies. During this period the Fund experienced most of its underperformance, as many of its investments were in higher-quality companies positioned to benefit from an eventual turn in the economy.

Other contributing factors to the strong equity market in May and June were the announcements from Washington of a dividend tax cut, a corporate spending stimulus package, and a Medicare drug benefit program.

Sectors driving performance

Early in the period, we had positioned the Fund with a significant underweighting in technology stocks, as compared to the Russell 2500(TM) Growth Index, in anticipation of a reversal of the speculative run-up many of these stocks experienced in the fourth quarter of 2002. That reversal materialized in late January and continued through March, during which time we accumulated shares of what we considered to be among the highest-quality technology companies--names we believed could rebound with the economy after the conclusion of the conflict in Iraq.

We also reduced our energy exposure in early March, anticipating that energy prices would fall from their record highs and, consequently, the stocks of oil producers and oil service companies would underperform. The eventual rebound of smaller, speculative technology companies and the continuation of higher energy prices after the war made these strategies less than optimal.

The Fund's overweighting in consumer-oriented companies made a significant, favorable contribution to performance.

Our outlook for the months ahead

With the changes taking place across many industries in the U.S. economy, we believe this may be one of the most exciting times for the stock market in several years. Much of the recent optimism for an economic recovery rests on the assumption that fiscal and monetary policies will be successful in stimulating capital spending and increasing earnings growth.

From our perspective, the backdrop for economic growth and the resumption of business spending will likely remain challenging, due to low interest rates and an ample supply of capital chasing a limited number of investment opportunities. However, it appears there are pockets of significant earnings growth materializing on many different fronts. These are the result of technological innovations, rationalization of cost structures, or industry consolidation.

In our view, this environment will require growth investors to identify beneath-the-surface growth opportunities in industries such as technology, biotechnology, energy, industrial cyclicals, and niche-oriented consumer goods. We remain dedicated to identifying these investment opportunities as they emerge in a select number of mid-cap and smaller-cap companies.

Thank you for your investment and continued confidence in the Strong Discovery Fund II.

Thomas J. Pence
Portfolio Manager

A note to shareholders

This period was marked by the untimely death of our dear friend and colleague, Nicholas Truitt. Nick's accomplishments as Co-Manager of the Discovery Fund II over the past two volatile years were exemplary. His kind heart, warm laughter, and exceptional intellect will be forever missed by me and my entire team.

Average Annual Total Returns/1/
As of 6-30-03
---------------------------------------------
          1-year                       4.26%

          3-year                      -1.10%

          5-year                       2.51%

          10-year                      7.40%

          Since Fund Inception         7.87%
          (5-8-92)

Equity funds are volatile investments and should only be considered for long-term goals.

/1/ The Fund's returns include the effect of deducting Fund expenses but do not include charges and expenses attributable to any particular insurance product. Excluding such fees and expenses from the Fund's return quotations has the effect of increasing performance quoted.

* The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Lipper Mid-Cap Core Funds Index is the average of the 30 largest funds in the Lipper Mid-Cap Core Funds Category. Source of the Russell index data is Standard & Poor's Micropal. Source of the Lipper index data is Lipper Inc.

SCHEDULE OF INVESTMENTS IN SECURITIES                  June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                            STRONG DISCOVERY FUND II

                                                 Shares or
                                                 Principal           Value
                                                   Amount          (Note 2)
------------------------------------------------------------------------------
Common Stocks 99.4%
Auto/Truck - Original Equipment 1.2%
Eaton Corporation                                     12,700   $       998,347

Banks - Northeast 1.2%
Mercantile Bankshares Corporation                     25,870         1,018,761

Beverages - Soft Drinks 0.7%
Cott Corporation (b)                                  28,575           591,217

Building - Mobile/Manufacturers & RV 0.4%
Champion Enterprises, Inc. (b)                        66,000           341,880

Chemicals - Fertilizers 0.7%
Agrium, Inc.                                          54,830           600,937

Commercial - Leasing Companies 0.6%
Ryder Systems, Inc.                                   18,800           481,656

Commercial Services - Advertising 1.6%
Lamar Advertising Company (b)                         38,200         1,345,022

Commercial Services - Business Services 0.7%
The Advisory Board Company (b)                        15,300           619,956

Commercial Services - Miscellaneous 0.4%
Corporate Executive Board Company (b)                  7,300           295,869

Commercial Services - Schools 1.4%
Career Education Corporation (b)                      17,200         1,176,824

Commercial Services - Staffing 1.2%
Kforce.com, Inc. (b)                                     300             1,449
Monster Worldwide, Inc. (b)                           48,795           962,725
                                                               ---------------
                                                                       964,174

Computer - Integrated Systems 0.5%
Symbol Technologies, Inc.                             30,700           399,407

Computer - Local Networks 1.0%
Juniper Networks, Inc. (b)                            65,900           815,183

Computer Software - Desktop 0.8%
Adobe Systems, Inc.                                   21,210           680,205

Computer Software - Enterprise 1.9%
Mercury Interactive Corporation (b)                   27,660         1,067,953
Siebel Systems, Inc. (b)                              54,400           518,976
                                                               ---------------
                                                                     1,586,929

Computer Software - Financial 0.7%
Sungard Data Systems, Inc. (b)                        23,200           601,112

Computer Software - Security 1.1%
Symantec Corporation (b)                              20,740           909,656

Consumer Products - Miscellaneous 0.5%
Select Comfort Corporation (b)                        24,300           399,735

Diversified Operations 2.6%
Alleghany Corporation (b)                              7,613         1,454,083
Wesco Financial Corporation                            2,305           719,160
                                                               ---------------
                                                                     2,173,243

Electrical - Equipment 0.7%
Regal-Beloit Corporation                              32,850           627,435

Electronics - Semiconductor Equipment 3.4%
ChipPAC, Inc. Class A (b)                            115,500           885,885
Cymer, Inc. (b)                                       19,600           618,576
KLA-Tencor Corporation (b)                            19,245           894,700
Novellus Systems, Inc. (b)                            11,700           428,466
                                                               ---------------
                                                                     2,827,627

Electronics - Semiconductor
 Manufacturing 5.6%
Altera Corporation (b)                                46,000           754,400
Applied Micro Circuits Corporation (b)                81,300           491,865
Intersil Holding Corporation Class A (b)              41,400         1,101,654
Microchip Technology, Inc.                            25,170           619,937
Micron Technology, Inc. (b)                           41,700           484,971
Semtech Corporation (b)                               42,300           602,352
Xilinx, Inc. (b)                                      23,100           584,661
                                                               ---------------
                                                                     4,639,840

Finance - Consumer/Commercial Loans 0.5%
Providian Financial Corporation (b)                   41,800           387,068

Finance - Equity REIT 0.5%
Vornado Realty Trust                                   9,650           420,740

Finance - Investment Brokers 1.0%
Legg Mason, Inc.                                      12,300           798,885

Finance - Investment Management 1.6%
Neuberger Berman, Inc.                                23,700           945,867
SEI Investments Company                               11,170           357,440
                                                               ---------------
                                                                     1,303,307

Financial Services - Miscellaneous 0.8%
Investors Financial Services Corporation              23,800           690,438

Food - Meat Products 0.2%
Seaboard Corporation                                     673           139,311

Household - Audio/Video 0.7%
Harman International Industries, Inc.                  7,475           591,572

Household - Office Furniture 0.2%
Furniture Brands International, Inc. (b)               7,800           203,580

Insurance - Property/Casualty/Title 1.5%
Erie Indemnity Company Class A                         9,600           396,000
White Mountains Insurance Group, Ltd.                  2,100           829,500
                                                               ---------------
                                                                     1,225,500

Internet - E*Commerce 0.9%
Priceline.com, Inc. (b)                               34,932           779,682

Internet - Software 0.8%
BEA Systems, Inc. (b)                                 58,580           636,179

Leisure - Gaming 0.7%
Harrah's Entertainment, Inc. (b)                      14,520           584,285

Leisure - Hotels & Motels 1.9%
Hilton Hotels Corporation                             61,140           781,981
Starwood Hotels & Resorts Worldwide, Inc.             28,400           811,956
                                                               ---------------
                                                                     1,593,937

Leisure - Movies & Related 0.9%
Regal Entertainment Group Class A                     29,900           705,042

------------------------------------------------------------------------------

                                                 Shares or
                                                 Principal           Value
                                                   Amount          (Note 2)
------------------------------------------------------------------------------
Leisure - Services 3.6%
International Speedway Corporation Class A            15,700   $       620,307
Royal Caribbean Cruises, Ltd.                         78,520         1,818,523
Vail Resorts, Inc. (b)                                37,360           503,239
                                                               ---------------
                                                                     2,942,069

Leisure - Toys/Games/Hobby 0.7%
Leapfrog Enterprises, Inc. Class A (b)                18,500           588,485

Machinery - Construction/Mining 1.2%
JLG Industries, Inc.                                  71,670           487,356
Terex Corporation (b)                                 24,800           484,096
                                                               ---------------
                                                                       971,452

Machinery - General Industrial 2.0%
Sauer-Danfoss, Inc.                                   26,890           289,068
Tennant Company                                       13,100           481,425
UNOVA, Inc. (b)                                       82,160           911,976
                                                               ---------------
                                                                     1,682,469

Media - Newspapers 3.1%
Lee Enterprises, Inc.                                 16,760           629,003
The E.W. Scripps Company Class A                      21,505         1,907,919
                                                               ---------------
                                                                     2,536,922

Media - Radio/TV 5.8%
Cox Radio, Inc. Class A (b)                           10,400           240,344
Emmis Broadcasting Corporation Class A (b)            80,380         1,844,721
LIN TV Corporation (b)                                35,280           830,844
Spanish Broadcasting System, Inc. Class A (b)         53,100           432,765
Univision Communications, Inc. Class A (b)            35,300         1,073,120
Westwood One, Inc. (b)                                10,500           356,265
                                                               ---------------
                                                                     4,778,059

Medical - Biomedical/Genetics 5.4%
Amylin Pharmaceuticals, Inc. (b)                       6,600           144,474
Digene Corporation (b)                                16,000           435,680
Genzyme Corporation (b)                               24,980         1,044,164
Gilead Sciences, Inc. (b)                             10,710           595,262
IDEC Pharmaceuticals Corporation (b)                  31,100         1,057,400
Millennium Pharmaceuticals, Inc. (b)                  74,800         1,176,604
                                                               ---------------
                                                                     4,453,584

Medical - Ethical Drugs 1.0%
Medicis Pharmaceutical Corporation Class A            14,200           805,140

Medical - Generic Drugs 0.8%
Watson Pharmaceuticals, Inc. (b)                      15,400           621,698

Medical - Health Maintenance
 Organizations 1.0%
Mid Atlantic Medical Services, Inc. (b)               16,100           842,030

Medical - Hospitals 1.3%
Community Health Systems, Inc. (b)                    53,480         1,039,116

Medical - Products 3.5%
C.R. Bard, Inc.                                       15,200         1,083,912
Edwards Lifesciences Corporation                      13,400           430,676
INAMED Corporation (b)                                11,700           628,173
Viasys Healthcare, Inc. (b)                            2,300            47,610
Zimmer Holdings, Inc. (b)                             15,400           693,770
                                                               ---------------
                                                                     2,884,141

Medical - Wholesale Drugs/Sundries 0.6%
AmeriSource Bergen Corporation                         6,600           457,710

Medical/Dental - Services 0.4%
Caremark Rx, Inc. (b)                                 11,600           297,888

Medical/Dental - Supplies 1.6%
Dentsply International, Inc.                          31,900         1,304,710

Metal Ores - Gold/Silver 0.7%
Apex Silver Mines, Ltd. (b)                           37,029           546,178

Mining - Gems 0.4%
Pan American Silver Corporation (b)                   47,657           335,982

Oil & Gas - Drilling 2.5%
GlobalSantaFe Corporation                             22,230           518,848
Nabors Industries, Ltd. (b)                           14,970           592,064
Patterson Utility Energy, Inc. (b)                    16,600           537,840
Transocean, Inc. (b)                                  20,500           450,385
                                                               ---------------
                                                                     2,099,137

Oil & Gas - Machinery/Equipment 1.7%
Grant Prideco, Inc. (b)                               35,600           418,300
Weatherford International, Ltd. (b)                   23,710           993,449
                                                               ---------------
                                                                     1,411,749

Oil & Gas - United States
 Exploration & Production 1.2%
Pioneer Natural Resources Company (b)                 18,250           476,325
XTO Energy, Inc.                                      27,300           549,003
                                                               ---------------
                                                                     1,025,328

Paper & Paper Products 1.0%
Domtar, Inc. (e)                                      74,730           825,767

Retail - Apparel/Shoe 5.8%
Abercrombie & Fitch Company Class A (b)               31,900           906,279
Coach, Inc. (b)                                       12,800           636,672
The Finish Line, Inc. Class A (b)                     49,970         1,109,834
Gadzooks, Inc. (b)                                    67,902           385,683
Too, Inc. (b)                                         36,420           737,505
Urban Outfitters, Inc. (b)                            28,900         1,037,510
                                                               ---------------
                                                                     4,813,483

Retail - Home Furnishings 0.5%
The Bombay Company, Inc. (b)                          42,479           451,552

Retail - Miscellaneous/Diversified 1.2%
PETsMART, Inc. (b)                                    61,560         1,026,205

Retail - Restaurants 3.4%
O'Charley's, Inc. (b)                                 24,300           523,179
P.F. Chang's China Bistro, Inc. (b)                    9,476           466,314
Panera Bread Company Class A (b)                      33,430         1,337,200
Sonic Corporation (b)                                 20,400           518,772
                                                               ---------------
                                                                     2,845,465

Retail/Wholesale - Auto Parts 1.0%
CarMax, Inc. (b)                                      14,000           422,100
O'Reilly Automotive, Inc. (b)                         12,600           420,714
                                                               ---------------
                                                                       842,814

Telecommunications - Equipment 3.2%
Adtran, Inc. (b)                                       8,510           436,478
Advanced Fibre Communications, Inc. (b)               39,015           634,774
Avaya, Inc. (b)                                       77,900           503,234
Corning, Inc. (b)                                    149,500         1,104,805
                                                               ---------------
                                                                     2,679,291

Transportation - Airline 1.4%
AirTran Holdings, Inc. (b)                            90,000           942,300
Delta Air Lines, Inc.                                 15,000           220,200
                                                               ---------------
                                                                     1,162,500

Transportation - Truck 0.7%
Heartland Express, Inc. (b)                           26,110           580,948

Trucks & Parts - Heavy Duty 1.6%
Navistar International Corporation (b)                39,550         1,290,517
------------------------------------------------------------------------------
Total Common Stocks (Cost $75,474,136)                              82,296,930
------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS IN SECURITIES (continued)      June 30, 2003 (Unaudited)
------------------------------------------------------------------------------

                      STRONG DISCOVERY FUND II (continued)

                                                 Shares or
                                                 Principal           Value
                                                   Amount          (Note 2)
------------------------------------------------------------------------------
Short-Term Investments (a) 10.0%
Collateral Received for Securities
 Lending (d) 4.2%
Money Market Funds 2.8%
Deutsche Daily Assets Fund -
 Institutional Class                               2,321,670   $     2,321,670

Repurchase Agreement 1.4%
Barclays Capital, Inc. (Dated 6/30/03),
 1.23%, Due 7/01/03 (Repurchase proceeds
 $369,414); Collateralized by: United States
 Government & Agency Issues                    $     369,400           369,400
Goldman, Sachs and Company (Dated
 6/30/03), 1.22%, Due 7/01/03 (Repurchase
 proceeds $369,413); Collateralized by:
 United States Government & Agency Issues            369,400           369,400
Lehman Brothers Inc. (Dated 6/30/03),
 1.23%, Due 7/01/03 (Repurchase proceeds
 $369,414); Collateralized by: United States
 Government & Agency Issues                          369,400           369,400
                                                               ---------------
                                                                     1,108,200
                                                               ---------------
Total Collateral Received for Securities
 Lending                                                             3,429,870

Repurchase Agreements 5.8%
ABN AMRO Inc. (Dated 6/30/03), 1.20%,
 Due 7/01/03 (Repurchase proceeds
 $2,800,093); Collateralized by: United
 States Government & Agency Issues (c)             2,800,000         2,800,000
State Street Bank (Dated 6/30/03), 0.75%,
 Due 7/01/03 (Repurchase proceeds
 $2,001,342); Collateralized by: United
 States Government & Agency Issues (c)             2,001,300         2,001,300
                                                               ---------------
Total Repurchase Agreements                                          4,801,300
------------------------------------------------------------------------------
Total Short-Term Investments (Cost $8,231,170)                       8,231,170
------------------------------------------------------------------------------
Total Investments in Securities
 (Cost $83,705,306) 109.4%                                          90,528,100
Other Assets and Liabilities, Net (9.4%)                            (7,756,378)
------------------------------------------------------------------------------
Net Assets 100.0%                                              $    82,771,722
==============================================================================

--------------------------------------------------------------------------------
LEGEND
--------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b)  Non-income producing security.
(c)  See Note 2(J) of Notes to Financial Statements.
(d)  See Note 2(M) of Notes to Financial Statements.
(e)  Restricted security.

Percentages are stated as a percent of net assets.

                       See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
June 30, 2003 (Unaudited)

                                                               Strong Discovery
                                                                   Fund II
                                                               ----------------

Assets:
  Investments in Securities, at Value (Cost of $83,705,306)    $     90,528,100
  Receivable for Securities Sold                                      2,039,214
  Dividends and Interest Receivable                                      29,951
  Other Assets                                                            8,923
                                                               ----------------
  Total Assets                                                       92,606,188

Liabilities:
  Payable for Securities Purchased                                    6,346,126
  Payable Upon Return of Securities on Loan                           3,429,870
  Cash Overdraft Liability                                               36,724
  Accrued Operating Expenses and Other Liabilities                       21,746
                                                               ----------------
  Total Liabilities                                                   9,834,466
                                                               ----------------
Net Assets                                                     $     82,771,722
                                                               ================
Net Assets Consist of:
  Capital Stock (Par Value and Paid-in Capital)                $     90,975,218
  Undistributed Net Investment Income (Loss)                            (78,794)
  Undistributed Net Realized Gain (Loss)                            (14,947,496)
  Net Unrealized Appreciation (Depreciation)                          6,822,794
                                                               ----------------
  Net Assets                                                   $     82,771,722
                                                               ================

Capital Shares Outstanding (Unlimited Number Authorized)              8,062,272

Net Asset Value Per Share                                      $          10.27
                                                               ================

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Six Months Ended June 30, 2003 (Unaudited)

                                                               Strong Discovery
                                                                   Fund II
                                                               ----------------

Income:
  Dividends (net of foreign withholding taxes of $1,559)       $        357,631
  Interest                                                               33,602
                                                               ----------------
  Total Income                                                          391,233

Expenses:
  Investment Advisory Fees                                              391,457
  Custodian Fees                                                         12,570
  Shareholder Servicing Costs                                            55,336
  Other                                                                  28,828
                                                               ----------------
  Total Expenses before Expense Offsets                                 488,191
  Expense Offsets (Note 4)                                              (18,164)
                                                               ----------------
  Expenses, Net                                                         470,027
                                                               ----------------
Net Investment Income (Loss)                                            (78,794)

Realized and Unrealized Gain (Loss):
  Net Realized Gain (Loss) on Investments                             1,318,406
  Net Change in Unrealized Appreciation/Depreciation on
   Investments                                                        8,289,991
                                                               ----------------
Net Gain (Loss) on Investments                                        9,608,397
                                                               ----------------
Net Increase (Decrease) in Net Assets Resulting from
 Operations                                                    $      9,529,603
                                                               ================

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                  Strong Discovery Fund II
                                             ---------------------------------
                                             Six Months Ended    Year Ended
                                              June 30, 2003     Dec. 31, 2002
                                             ----------------  ---------------
                                                (Unaudited)

Operations:
  Net Investment Income (Loss)               $        (78,794) $      (120,464)
  Net Realized Gain (Loss)                          1,318,406       (9,495,765)
  Net Change in Unrealized
   Appreciation/Depreciation                        8,289,991       (3,699,293)
                                             ----------------  ---------------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations                        9,529,603      (13,315,522)
Distributions from Net Investment Income                   --               --
Capital Share Transactions:
  Proceeds from Shares Sold                         1,150,315       13,847,869
  Proceeds from Reinvestment of
   Distributions                                           --               --
  Payment for Shares Redeemed                     (12,668,701)     (37,266,570)
                                             ----------------  ---------------
  Net Increase (Decrease) in Net Assets
   from Capital Share Transactions                (11,518,386)     (23,418,701)
                                             ----------------  ---------------
Total Increase (Decrease) in Net Assets            (1,988,783)     (36,734,223)
Net Assets:
  Beginning of Period                              84,760,505      121,494,728
                                             ----------------  ---------------
  End of Period                              $     82,771,722  $    84,760,505
                                             ================  ===============
    Undistributed Net Investment
     Income (Loss)                           $        (78,794) $            --
Transactions in Shares of the Fund:
  Sold                                                117,888        1,445,811
  Issued in Reinvestment of Distributions                  --               --
  Redeemed                                         (1,385,740)      (3,882,996)
                                             ----------------  ---------------
  Net Increase (Decrease) in Shares of the
   Fund                                            (1,267,852)      (2,437,185)
                                             ================  ===============

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30, 2003 (Unaudited)

1.   Organization

     Strong Discovery Fund II (the "Fund") (a series of Strong Variable Insurance Funds, Inc.) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"). The Fund offers and sells its shares only to separate accounts of insurance companies for the purpose of funding variable annuity and variable life insurance contracts. At June 30, 2003, approximately 99% of the Fund's shares were owned by the separate accounts of one insurance company.

2.   Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     (A) Security Valuation -- Securities of the Fund traded on a national securities exchange are valued each business day at the last sales price. Securities traded on the NASDAQ Stock Market are valued each business day using the NASDAQ Official Closing Price ("NOCP"). Exchange-traded securities for which there were no transactions and NASDAQ-traded securities for which there is no NOCP are valued at the mean of the bid and ask prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under the general supervision of the Board of Directors. Occasionally, events affecting the value of foreign investments and exchange rates occur between the time at which those items are determined and the close of trading on the New York Stock Exchange. Such events would not normally be reflected in a calculation of the Fund's net asset values on that day. If events that materially affect the value of the Fund's foreign investments or the foreign currency exchange rates occur during such period, the investments will be valued at their fair value as determined in good faith under the general supervision of the Board of Directors. Securities that are purchased within 60 days of their stated maturity are valued at amortized cost, which approximates fair value.

          The Fund may own certain investment securities that are restricted as to resale or are deemed illiquid. Restricted securities are Section 4(2) commercial paper or are eligible for resale pursuant to Rule 144A under the Securities Act of 1933. Securities are deemed illiquid based upon guidelines established by the Fund's Board of Directors. These securities are valued after giving due consideration to pertinent factors, such as recent private sales, market conditions and the issuer's financial performance. The Fund generally bears the costs, if any, associated with the disposition of restricted securities. The Fund held no restricted and illiquid securities at June 30, 2003.

     (B) Federal Income and Excise Taxes and Distributions to Shareholders -- The Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is recorded.

          Undistributed income or net realized gains for financial statement purposes may differ from federal income tax purposes due to differences in the timing, recognition and characterization of income, expense and capital gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. The Fund may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

          The Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, annually.

     (C) Realized Gains and Losses on Investment Transactions -- Investment security transactions are recorded as of the trade date. Gains or losses realized on investment transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     (D) Certain Investment Risks -- The Fund may utilize derivative instruments including options, futures and other instruments with similar characteristics to the extent that they are consistent with the Fund's investment objectives and limitations. The Fund intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, foreign currencies or interest rates The use of these instruments may involve risks such as the possibility that the value of the underlying assets fluctuates, the derivative becomes illiquid, or imperfect correlation exists between the value of the instruments and the underlying securities, or that the counterparty fails to perform its obligations.

          Investments in foreign-denominated assets or forward currency contracts may involve greater risks than domestic investments due to currency rate fluctuations, political and economic instability, different financial reporting standards and taxes, less liquidity, less strict regulation of securities markets, and smaller markets with lower trading volume.

     (E) Futures -- Upon entering into a futures contract, the Fund deposits in a segregated account with its custodian, in the name of the broker, cash and/or other liquid investments equal to the minimum "initial margin" requirements of the exchange. The Fund designates liquid securities as collateral on open futures contracts. The Fund also receives from or

--------------------------------------------------------------------------------

          pays to the broker an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin" and are recorded as unrealized gains or losses. When the futures contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     (F) Options -- The Fund may write put or call options. Premiums received by the Fund upon writing put or call options are recorded as an asset with a corresponding liability that is subsequently adjusted to the current market value of the option. Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses. When an option is closed, expired or exercised, the Fund realizes a gain or loss and the liability is eliminated. The Fund continues to bear the risk of adverse movements in the price of the underlying asset during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received. The Fund designates liquid securities as collateral on open options contracts.

     (G) Foreign Currency Translation -- Investment securities and other assets and liabilities initially expressed in foreign currencies are converted daily to U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income are converted to U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses.

     (H) Forward Foreign Currency Exchange Contracts -- Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records an exchange gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     (I) Short Positions -- The Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. The Fund is liable for any dividends payable on securities while those securities are in a short position. If the Fund sells securities short while also holding the long position, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises. If the Fund sells securities short when not holding the long position, it will experience a loss if the market price of the security increases between the date of the short sale and the date the security in replaced.

     (J) Repurchase Agreements -- The Fund may enter into repurchase agreements with institutions that the Fund's investment advisor, Strong Capital Management, Inc. (the "Advisor"), has determined are creditworthy. Each repurchase agreement is recorded at cost, which approximates fair value. The Fund requires that the collateral, represented by securities (primarily U.S. government securities), in a repurchase transaction be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Fund to obtain those securities in the event of a default of the counterparty. On a daily basis, the Advisor monitors the value of the collateral, including accrued interest, to ensure it is at least equal to the amount owed to the Fund under each repurchase agreement.

     (K) Directed Brokerage -- The Fund directs certain portfolio trades to brokers who, in turn, pay a portion of the Fund's expenses not attributable to the Advisor or its affiliates. Such amounts are included in Expense Offsets reported in the Fund's Statement of Operations and in Note 4.

     (L) Earnings Credit Arrangements -- Credits are earned on positive cash balances maintained in custodian accounts. These credits serve to reduce the custodian's fees incurred by the Fund and are included in Expense Offsets reported in the Fund's Statement of Operations and in
          Note 4.

     (M) Securities Lending -- The Fund has entered into a Securities Lending Agreement (the "Agreement") with Deutsche Bank. Under the terms of the Agreement, the Fund may lend portfolio securities to qualified institutional borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash equal to at least 102% of the market value of any loaned securities, plus accrued interest.

          At June 30, 2003, Strong Discovery Fund II had securities with a market value of $3,314,351 on loan and had received $3,429,870 in collateral (both included within Investments in the Statement of Assets and Liabilities). Amounts earned as interest on investments of cash collateral, net of rebates and other securities lending expenses, are included in Interest in the Statement of Operations. For the six months ended June 30, 2003, this securities lending income totaled $3,585.

          The three primary risks associated with securities lending are: a borrower defaulting on its obligation to return the securities loaned resulting in a shortfall on the posted collateral; a principal loss arising from the lending agent's

--------------------------------------------------------------------------------
June 30, 2003 (Unaudited)

          investment of cash collateral; and the inability of the lending Fund to recall a security in time to exercise valuable voting rights or sell the security.

     (N) Expenses -- The Fund and other affiliated Strong Funds contract for certain securities on a collective basis. The majority of the expenses are directly identifiable to an individual Fund. Expenses that are not readily identifiable to a specific Fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Strong Funds.

     (O) Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in these financial statements. Actual results could differ from those estimates.

     (P) Other -- Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and discounts on the interest method.

3.   Related Party Transactions

     The Advisor provides investment advisory and related services to the Fund. Strong Investor Services, Inc. (the "Administrator"), an affiliate of the Advisor, provides transfer agent and related services to the Fund. Certain officers and directors of the Fund are affiliated with the Advisor and Administrator. Investment advisory fees, which are established by terms of the advisory agreements, are based on an annualized rate of 1.00% of the average daily net assets of the Fund.

     The Fund's Advisor and or Administrator may voluntarily waive or absorb certain expenses at their discretion. Transfer agent and related service fees are based on the lesser of various agreed-upon contractual percentages of the average daily net assets of the Fund or a contractually established rate for each participant account. The Administrator also allocates to the Fund certain charges or credits resulting from transfer agency banking activities based on the Fund's level of subscription and redemption activity. Transfer Agency Banking Charges allocated to the Fund by the Administrator, if any, are included in Other in the Fund's Statement of Operations. Transfer Agency Banking Credits allocated by the Administrator, if any, serve to reduce the transfer agent expenses incurred by the Fund and are included in Expense Offsets in the Fund's Statement of Operations and in Note 4. The Administrator is also compensated for certain other out-of-pocket expenses related to transfer agent services.

     The Fund may invest cash in money market funds managed by the Advisor, subject to certain limitations.

     The amount payable to the Advisor or Administrator at June 30, 2003, transfer agent and other expenses paid to the Administrator, transfer agency banking charges and unaffiliated directors' fees, excluding the effects of waivers and absorptions, for the six months ended June 30, 2003 were $10,528, $55,336, $0 and $1,832, respectively.

4.   Expense Offsets

     Expense offsets during the six months ended June 30, 2003 included earnings credits, directed brokerage credits and transfer agency banking credits of $106, $17,383 and $675, respectively.

5.   Line of Credit

     The Strong Funds have established a line of credit agreement ("LOC") with certain financial institutions, which expires October 10, 2003, to be used for temporary or emergency purposes, primarily for financing redemption payments. Combined borrowings among all participating Strong Funds are subject to a $350 million cap on the total LOC. For an individual Fund, borrowings under the LOC are limited to either the lesser of 15% of the market value of the Fund's total assets or any explicit borrowing limits in the Fund's prospectus. Principal and interest on each borrowing under the LOC are due not more than 45 days after the date of the borrowing. Borrowings under the LOC bear interest based on prevailing market rates as defined in the LOC. A commitment fee of 0.09% per annum is incurred on the unused portion of the LOC and is allocated to all participating Strong Funds. There were minimal borrowings under the LOC during the period. At June 30, 2003, there were no borrowings by the Fund outstanding under the LOC.

6.   Investment Transactions

     The aggregate purchases and sales of long-term securities during the six months ended June 30, 2003 were $124,854,862 and $127,587,521, respectively. There were no purchases or sales of long-term U.S. government securities during the six months ended June 30, 2003.

--------------------------------------------------------------------------------

7.   Income Tax Information

     At June 30, 2003, the cost of investments in securities for federal income tax purposes was $85,200,045. Net unrealized appreciation of securities was $5,328,055, consisting of gross unrealized appreciation and depreciation of $6,729,134 and $1,401,079, respectively. The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

     The capital loss carryovers (expiring in varying amounts through 2010) as of December 31, 2002, and tax basis post-October losses as of December 31, 2002, which are not recognized for tax purposes until the first day of the following fiscal year, are:

                                           Net Capital      Post-October
                                         Loss Carryovers       Losses
                                         ---------------    ------------
     Strong Discovery Fund II              $  13,171,974      $  957,849

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STRONG DISCOVERY FUND II
--------------------------------------------------------------------------------

                                                                                    Period Ended
                                                     -----------------------------------------------------------------------------
                                                      June 30,       Dec. 31,    Dec. 31,     Dec. 31,     Dec. 31,      Dec. 31,
Selected Per-Share Data/(a)/                          2003/(b)/        2002        2001         2000         1999          1998
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $     9.08    $    10.32   $    11.88   $    11.38   $    12.72    $    12.03
Income From Investment Operations:
   Net Investment Income (Loss)                           (0.01)        (0.01)       (0.02)        0.08        (0.05)        (0.04)
   Net Realized and Unrealized Gains (Losses) on
    Investments                                            1.20         (1.23)        0.63         0.42         0.36          0.92
----------------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                        1.19         (1.24)        0.61         0.50         0.31          0.88
Less Distributions:
   From Net Investment Income                                --            --        (0.08)          --           --            --
   From Net Realized Gains                                   --            --        (2.09)          --        (1.65)        (0.19)
----------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                       --            --        (2.17)          --        (1.65)        (0.19)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $    10.27    $     9.08   $    10.32   $    11.88   $    11.38    $    12.72
==================================================================================================================================
Ratios and Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
   Total Return                                           +13.1%        -12.0%        +4.1%        +4.4%        +5.1%         +7.3%
   Net Assets, End of Period (In Millions)           $       83    $       85   $      121   $      136   $      152    $      196
   Ratio of Expenses to Average Net Assets before
    Expense Offsets                                         1.3%*         1.2%         1.2%         1.3%         1.2%          1.2%
   Ratio of Expenses to Average Net Assets                  1.2%*         1.2%         1.2%         1.2%         1.1%          1.2%
   Ratio of Net Investment Income (Loss) to Average
    Net Assets                                             (0.2%)*       (0.1%)       (0.2%)        0.6%        (0.4%)        (0.3%)
   Portfolio Turnover Rate                                165.9%        416.6%       502.8%       479.6%       234.5%        194.0%

  *  Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b)  For the six months ended June 30, 2003 (unaudited).

                       See Notes to Financial Statements.

DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------
Richard S. Strong (indicated below by an asterisk*) is deemed an "interested person" of the Fund as defined in the Investment Company Act of 1940 because of his controlling ownership in the Advisor's parent company, Strong Financial Corporation. Each officer and director holds the same position with the 27 registered open-end management investment companies consisting of 71 mutual funds ("Strong Funds").

* Richard S. Strong (DOB 5-12-42), Director of the Strong Funds since September 1981 and Chairman of the Board of the Strong Funds since October 1991.

     Mr. Strong has been a Director of the Advisor since September 1981; Chairman of the Advisor since October 1991; Chief Investment Officer of the Advisor since January 1996; Security Analyst and Portfolio Manager of the Advisor since 1985; Chief Executive Officer of the Advisor from 1974 to 1985; Chairman of Strong Financial Corporation (holding company) since May 2001; Director and Chairman of Strong Service Corporation (an investment advisor) since 1995; and Director and Chairman of Strong Investor Services, Inc. (a transfer agent and administrator), since July 2001. Mr. Strong founded the Advisor in 1974 and has been in the investment management business since 1967.

Willie D. Davis (DOB 7-24-34), Director of the Strong Funds since July 1994.

     Mr. Davis has been President and Chief Executive Officer of All Pro Broadcasting, Inc., since 1977; Director of Wisconsin Energy Corporation (formerly WICOR, Inc.) (a utility company), since 1990, Metro Goldwyn Mayer, Inc. (an entertainment company), since 1998, Bassett Furniture Industries, Inc., since 1997, Checker's Drive-In Restaurants, Inc. (formerly Rally's Hamburgers, Inc.), since 1994, Johnson Controls, Inc. (an industrial company), since 1992, MGM Mirage (formerly MGM Grand, Inc.) (an entertainment/hotel company) since 1990, Dow Chemical Company since 1988, Sara Lee Corporation (a food/consumer products company) since 1983, Alliance Bank since 1980, Manpower, Inc. (a worldwide provider of staffing services), since 2001, and Kmart Corporation (a discount consumer products company) from 1985 to 2003; and Trustee of the University of Chicago since 1980 and Marquette University since 1988.

Gordon B. Greer (DOB 2-17-32), Director of the Strong Funds since March 2002.

     Mr. Greer was Of Counsel for Bingham McCutchen LLP (a law firm previously known as Bingham Dana LLP) from 1997 to February 2002 and Partner of Bingham McCutchen LLP from 1967 to 1997. On behalf of Bingham McCutchen LLP, Mr. Greer provided representation to the disinterested directors of the Strong Funds from 1991 to February 2002. Bingham McCutchen LLP has provided representation to the Independent Directors of the Strong Funds since 1991.

Stanley Kritzik (DOB 1-9-30), Director of the Strong Funds since January 1995 and Chairman of the Audit Committee of the Strong Funds since July 2000.

     Mr. Kritzik has been Partner of Metropolitan Associates (a real estate firm) since 1962; Director of Wisconsin Health Information Network since November 1997, Health Network Ventures, Inc., from 1992 to April 2000, Aurora Health Care from September 1987 to September 2002; and Member of the Board of Governors of Snowmass Village Resort Association from October 1999 until October 2002.

Neal Malicky (DOB 9-14-34), Director of the Strong Funds since December 1999.

     Mr. Malicky has been President Emeritus of Baldwin-Wallace College since July 2000; Chancellor of Baldwin-Wallace College from July 1999 to June 2000; President of Baldwin-Wallace College from July 1981 to June 1999; Director of Aspire Learning Corporation since June 2000; Trustee of Southwest Community Health Systems, Cleveland Scholarship Program, and The National Conference for Community and Justice until 2001; President of the National Association of Schools and Colleges of the United Methodist Church, Chairperson of the Association of Independent Colleges and Universities of Ohio, and Secretary of the National Association of Independent Colleges and Universities until 2001.

William F. Vogt (DOB 7-19-47), Director and Chairman of the Independent Directors Committee of the Strong Funds since January 1995.

     Mr. Vogt has been Senior Vice President of IDX Systems Corporation (a management consulting firm) since June 2001; President of Vogt Management Consulting, Inc., from July 1990 to June 2001; and former Fellow of the American College of Medical Practice Executives.

--------------------------------------------------------------------------------
Ane K. Ohm (DOB 10-16-69), Anti-Money Laundering Compliance Officer since November 2002.

     Ms. Ohm has been Director of Mutual Fund Administration of Strong Investor Services, Inc., since April 2001; Marketing Services Manager of Strong Investments, Inc., from November 1998 to April 2001; and Retail Services Financial Manager of Strong Investments, Inc., from January 1997 to November 1998.

Christopher O. Petersen (DOB 1-18-70), Vice President and Assistant Secretary of the Strong Funds since May 2003.

     Mr. Petersen has been Managing Counsel of Strong Financial Corporation since March 2003; Corporate Counsel at U.S. Bancorp Asset Management, Inc., from May 2001 to March 2003; Corporate Counsel at First American Asset Management, a division of U.S. Bank National Association ("FAAM"), from September 1999 to May 2001; Compliance Officer at FAAM from January 1999 to September 1999; and Associate at Mauzy Law Firm from September 1997 to December 1998.

Richard W. Smirl (DOB 4-18-67), Vice President of the Strong Funds since February 2002 and Secretary of the Strong Funds since November 2001.

     Mr. Smirl has been Senior Counsel of Strong Financial Corporation since December 2001; Assistant Executive Vice President since December 2001; Secretary of the Advisor since November 2002; Assistant Secretary of the Advisor from December 2001 to November 2002; Senior Counsel of the Advisor from July 2000 to December 2001; General Counsel of Strong Investments, Inc. ("Distributor"), since November 2001; Vice President, Secretary, and Chief Compliance Officer of the Distributor since July 2000; Lead Counsel of the Distributor from July 2000 to November 2001; Partner at Keesal, Young & Logan LLP (a law firm) from September 1999 to July 2000; and Associate at Keesal, Young & Logan LLP from September 1992 to September 1999.

Gilbert L. Southwell III (DOB 4-13-54), Assistant Secretary of the Strong Funds since July 2001.

     Mr. Southwell has been Associate Counsel of Strong Financial Corporation since December 2001; Assistant Secretary of the Advisor since December 2002; Associate Counsel of the Advisor from April 2001 to December 2001; Partner at Michael, Best & Friedrich, LLP (a law firm) from October 1999 to March 2001; and Assistant General Counsel of U.S. Bank, National Association (formerly Firstar Bank, N.A.) and/or certain of its subsidiaries from November 1984 to September 1999.

John W. Widmer (DOB 1-19-65), Treasurer of the Strong Funds since April 1999.

     Mr. Widmer has been Treasurer of the Advisor since April 1999; Assistant Secretary and Assistant Treasurer of Strong Financial Corporation since December 2001; Treasurer of Strong Service Corporation since April 1999; Treasurer and Assistant Secretary of Strong Investor Services, Inc., since July 2001; and Manager of the Financial Management and Sales Reporting Systems department of the Advisor from May 1997 to April 1999.

Thomas M. Zoeller (DOB 2-21-64), Vice President of the Strong Funds since October 1999.

     Mr. Zoeller has been Executive Vice President of the Advisor since April 2001; Chief Financial Officer of the Advisor since February 1998; Secretary of the Advisor from December 2001 to November 2002; Member of the Office of the Chief Executive of Strong Financial Corporation since May 2001; Chief Financial Officer and Treasurer of Strong Investments, Inc., since October 1993; Executive Vice President and Secretary of Strong Investor Services, Inc., since July 2001; Executive Vice President, Chief Financial Officer, and Secretary of Strong Service Corporation since December 2001; Treasurer of Strong Service Corporation from September 1996 to April 1999; Vice President of Strong Service Corporation from April 1999 to December 2001; Member of the Office of the Chief Executive of the Advisor from November 1998 until May 2001; Senior Vice President of the Advisor from February 1998 to April 2001; and Treasurer and Controller of the Advisor from October 1991 to February 1998.

     Except for Messrs. Davis, Kritzik, Malicky, and Vogt, the address of all of the Directors and Officers is P.O. Box 2936, Milwaukee, WI 53201. Mr. Davis's address is 161 North La Brea, Inglewood, CA 90301. Mr. Kritzik's address is 1123 North Astor Street, Milwaukee, WI 53202. Mr. Malicky's address is 4608 Turnberry Drive, Lawrence, KS 66047. Mr. Vogt's address is P.O. Box 7657, Avon, CO 81620.

     The statement of additional information contains additional information about fund directors and officers and is available without charge, upon request, by calling 1-800-368-3863.

This report does not constitute an offer for the sale of securities. Strong Funds are offered for sale by prospectus only. Securities are offered through Strong Investments, Inc. RT35740 08-03

Strong Investments
P.O. Box 2936   |   Milwaukee, WI 53201
www.Strong.com

--------------------------------------------------------------------------------

[STRONG LOGO]

                                                                    WH2180 06-03

Item 1. Reports to Stockholders


                                               SEMIANNUAL REPORT | June 30, 2003

                                                                      The Strong

                                                                  Mid Cap Growth

                                                                         Fund II

                              [PHOTO APPEARS HERE]

Table of Contents

Investment Review

     Strong Mid Cap Growth Fund II ............................. 2

Financial Information

     Schedule of Investments in Securities
          Strong Mid Cap Growth Fund II ........................ 4
     Statement of Assets and Liabilities ....................... 6
     Statement of Operations ................................... 7
     Statements of Changes in Net Assets ....................... 8
     Notes to Financial Statements ............................. 9

Financial Highlights ...........................................13

Directors and Officers .........................................14

                                                                   [STRONG LOGO]

Strong Mid Cap Growth Fund II
================================================================================

Your Fund's Approach

The Strong Mid Cap Growth Fund II seeks capital growth. Under normal market conditions, the Fund invests at least 80% of its assets in stocks of medium-capitalization companies that the Fund's manager believes have favorable prospects for growth of earnings and capital appreciation. The Fund defines "medium-capitalization companies" as companies with a market capitalization substantially similar to that of companies in the Russell Midcap/(R)/ Index* at the time of investment. The Fund invests substantially in the technology sector. The Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk, for liquidity, or to enhance the Fund's return). The Fund may utilize an active trading approach. The manager may sell a holding when there is a fundamental change in the outlook for the company (for example, a change in management or reduction in earnings) or to take advantage of a better investment opportunity.

                    Growth of an Assumed $10,000 Investment+
                            From 12-31-96 to 6-30-03

                              [CHART APPEARS HERE]

                The Strong
                  Mid Cap           Russell          Lipper Mid-Cap
                  Growth          Midcap/(R)/            Growth
                 Fund II            Index*            Funds Index*
Dec 96           $ 10,000         $ 10,000            $ 10,000
Jun 97           $ 11,370         $ 11,263            $ 10,329
Dec 97           $ 12,975         $ 12,901            $ 11,134
Jun 98           $ 15,122         $ 14,079            $ 12,332
Dec 98           $ 16,695         $ 14,203            $ 12,558
Jun 99           $ 21,293         $ 15,671            $ 14,590
Jun 00           $ 33,224         $ 17,652            $ 22,754
Dec 01           $ 18,690         $ 17,156            $ 14,441
Jun 02           $ 14,137         $ 16,177            $ 11,933
Dec 02           $ 11,673         $ 14,379            $ 10,330
Jun 03           $ 14,080         $ 16,603            $ 11,959

+ This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with the performance of the Russell Midcap/(R)/ Index and the Lipper Mid-Cap Growth Funds Index. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.

     The Fund's prospectus and statement of additional information may describe restrictions on the percentage of a particular type or quality of security in which the Fund may invest ("Percentage Restrictions"). Percentage Restrictions apply at the time the Fund purchases a security. Circumstances subsequent to the purchase of the security, such as a change in: (1) the Fund's assets (e.g., due to cash inflows and redemptions); (2) the market value of the security; or (3) the pricing, liquidity, or rating of the security, may cause the Fund to exceed or fall short of the Percentage Restriction. If this happens, the Fund's continued holding of the security will not constitute a violation of the Percentage Restriction.

The first half of 2003 was very much a tale of two quarters. In the first quarter, results were essentially flat, as the markets first continued their sell-off from late 2002, then began to rally toward the second half of March. In the second quarter, however, the equity markets improved sharply, posting their strongest quarter in years.

The Strong Mid Cap Growth Fund II had a solid first six months of 2003, both in absolute terms and relative to its broad-based benchmark, the Russell Midcap/(R)/ Index. The Fund outperformed during the first quarter, then performed more closely in line with the benchmark during the second-quarter rally. The Fund generated a year-to-date return of 20.63% compared to the Russell Midcap/(R)/ Index, which generated a year-to-date return of 15.47% as of June 30, 2003.

The market's tone changed

The sell-off of stocks early in 2003 was the result of a number of factors. The uncertainty surrounding the war with Iraq played a large role, as did continued sluggishness in the economy. On the whole, investors had minimal confidence to buy stocks.

By early spring, however, sentiment improved markedly. When first-quarter results came in, profit growth proved to be strong. The major combat in Iraq was successful and relatively short in duration. Compounding the impact of this good news were continued easing of interest rates by the Federal Reserve, acceleration of income tax cuts, and reductions in the tax rates on dividends and capital gains.

A weak U.S. dollar also helped, as it made our goods more attractive to buyers in foreign markets.

A number of factors drove outperformance

The Fund's holdings in growth companies closely tied to an improving economy contributed to the Fund's strong performance. For example, our overweightings in technology stocks and selected consumer segments contributed positively to returns. In addition, our underweightings in more conservative, defensive areas such as consumer staples also had a positive impact on performance, as these stocks lagged behind in the growth-driven rally.

In making all of these decisions, we relied heavily on our time-tested, research-intensive investment process, seeking out those companies that are leaders in their industries or have the potential to become one. We look for companies with solid balance sheets, sensible business plans, and high-quality leadership to act on them.

Our outlook

We continue to believe the environment for improving corporate profitability is providing investors with significant opportunities. As we have in the past, we continue to search out and invest in companies with strong competitive advantages that can generate superior earnings and revenue growth. These stocks don't lead the market every quarter, but we believe this is a rewarding long-term strategy.

We believe the current environment is very similar to that which prevailed in the early 1960s, when low inflation, low interest rates, and moderate economic growth combined to help produce a strong cyclical bull market. We will continue to adhere to our active investment strategy emphasizing compelling investment themes based on changing demographics, medical advances, and unit growth. We believe this approach can lead us to sectors and companies that offer the potential for superior growth over time.

Thank you for your investment in the Strong Mid Cap Growth Fund II. We appreciate the confidence you've placed in us.

Brandon M. Nelson
Portfolio Manager

Average Annual Total Returns/1/
As of 6-30-03
---------------------------------------------
          1-year                       -0.40%

          3-year                      -24.89%

          5-year                       -1.42%

          Since Fund Inception          5.41%
          (12-31-96)

Equity funds are volatile investments and should only be considered for long-term goals.

     From time to time, the Fund's advisor has waived its management fee and/or absorbed Fund expenses, which has resulted in higher returns.

/1/ The Fund's returns include the effect of deducting Fund expenses, but do not include charges and expenses attributable to any particular insurance product. Excluding such fees and expenses from the Fund's return quotations has the effect of increasing performance quoted.

* The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index. The Lipper Mid-Cap Growth Funds Index is the average of the 30 largest funds in the Lipper Mid-Cap Growth Funds Category. Source of the Russell index data is Standard & Poor's Micropal. Source of the Lipper index data is Lipper Inc.

SCHEDULE OF INVESTMENTS IN SECURITIES                  June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                          STRONG MID CAP GROWTH FUND II

                                                   Shares or
                                                   Principal         Value
                                                    Amount          (Note 2)
-------------------------------------------------------------------------------
Common Stocks 96.5%
Banks - Southeast 0.8%
First Tennessee National Corporation                    42,000   $    1,844,220

Beverages - Soft Drinks 0.9%
Cott Corporation (b)                                   101,000        2,089,690

Building - Resident/Commercial 6.5%
Centex Corporation                                      51,700        4,021,743
D.R. Horton, Inc.                                      120,000        3,372,000
Lennar Corporation Class A                              53,000        3,789,500
NVR, Inc. (b)                                            9,200        3,781,200
                                                                 --------------
                                                                     14,964,443

Commercial Services - Schools 3.1%
Career Education Corporation (b)                        57,000        3,899,940
Corinthian Colleges, Inc. (b)                           68,000        3,302,760
                                                                 --------------
                                                                      7,202,700

Computer - Integrated Systems 0.9%
Symbol Technologies, Inc.                              169,000        2,198,690

Computer - Local Networks 2.0%
Juniper Networks, Inc. (b)                              95,000        1,175,150
QLogic Corporation (b)                                  70,000        3,383,100
                                                                 --------------
                                                                      4,558,250

Computer - Memory Devices 1.0%
EMC Corporation (b)                                    106,000        1,109,820
Western Digital Corporation (b)                        108,000        1,112,400
                                                                 --------------
                                                                      2,222,220

Computer - Services 1.6%
Amdocs, Ltd. (b)                                       159,000        3,816,000

Computer Software -
 Education/Entertainment 1.0%
Electronic Arts, Inc. (b)                               32,000        2,367,680

Computer Software - Enterprise 3.8%
Citrix Systems, Inc. (b)                               127,000        2,585,720
Cognos, Inc. (b)                                        71,000        1,917,000
Mercury Interactive Corporation (b)                     50,800        1,961,388
VERITAS Software Corporation (b)                        78,200        2,241,994
                                                                 --------------
                                                                      8,706,102

Computer Software - Security 1.3%
Check Point Software Technologies, Ltd. (b)             96,000        1,876,800
VeriSign, Inc. (b)                                      84,000        1,161,720
                                                                 --------------
                                                                      3,038,520

Electronics - Scientific Instruments 0.7%
PerkinElmer, Inc.                                      122,000        1,684,820

Electronics - Semiconductor Equipment 3.7%
ATI Technologies, Inc. (b)                             117,000        1,193,400
Entegris, Inc. (b)                                      51,200          688,128
KLA-Tencor Corporation (b)                              60,200        2,798,698
MEMC Electronic Materials, Inc. (b)                    285,000        2,793,000
Novellus Systems, Inc. (b)                              32,800        1,201,169
                                                                 --------------
                                                                      8,674,395

Electronics - Semiconductor
 Manufacturing 4.4%
Altera Corporation (b)                                  57,300          939,720
Broadcom Corporation Class A (b)                        75,000        1,868,250
Integrated Circuit Systems, Inc. (b)                    58,300        1,832,369
Microchip Technology, Inc.                              48,000        1,182,240
Micron Technology, Inc. (b)                            152,300        1,771,249
National Semiconductor Corporation (b)                  57,000        1,124,040
SanDisk Corporation (b)                                 35,000        1,412,250
                                                                 --------------
                                                                     10,130,118

Finance - Consumer/Commercial Loans 0.9%
Providian Financial Corporation (b)                    223,800        2,072,388

Finance - Investment Brokers 0.8%
Legg Mason, Inc.                                        28,000        1,818,600

Finance - Investment Management 1.5%
Janus Capital Group, Inc.                               68,800        1,128,320
T.Rowe Price Group, Inc.                                63,700        2,404,675
                                                                 --------------
                                                                      3,532,995

Finance - Mortgage & Related Services 1.6%
Doral Financial Corporation                             81,000        3,616,650

Finance - Publicly Traded Investment Funds -
 Equity (Non 40 Act) 1.4%
Oil Service Holders Trust                               16,700        1,004,505
Software Holders Trust                                  68,600        2,166,388
                                                                 --------------
                                                                      3,170,893

Financial Services - Miscellaneous 0.5%
CheckFree Corporation (b)                               40,000        1,113,600

Household - Audio/Video 1.7%
Harman International Industries, Inc.                   49,700        3,933,258

Insurance - Property/Casualty/Title 2.5%
W.R. Berkley Corporation                                56,000        2,951,200
Montpelier Re Holdings, Ltd. (b)                        30,400          960,640
RenaissanceRe Holdings, Ltd.                            40,000        1,820,800
                                                                 --------------
                                                                      5,732,640

Internet - E*Commerce 3.2%
Amazon.com, Inc. (b)                                    70,000        2,554,300
Getty Images, Inc. (b)                                  40,000        1,652,000
University of Phoenix Online (b)                        65,000        3,295,500
                                                                 --------------
                                                                      7,501,800

Internet - Internet Service Provider/
 Content 1.3%
Yahoo! Inc. (b)                                         94,500        3,095,820

Leisure - Gaming 1.3%
International Game Technology                           30,000        3,069,900

Leisure - Toys/Games/Hobby 0.4%
Leapfrog Enterprises, Inc. Class A (b)                  30,000          954,300

Medical - Biomedical/Genetics 4.5%
Angiotech Pharmaceuticals, Inc. (b)                     47,000        1,911,490
Celgene Corporation (b)                                 53,000        1,611,200
Genzyme Corporation (b)                                 80,000        3,344,000
Gilead Sciences, Inc. (b)                               62,800        3,490,424
                                                                 --------------
                                                                     10,357,114

Medical - Ethical Drugs 0.5%
Allergan, Inc.                                          15,000        1,156,500

Medical - Generic Drugs 5.5%
Eon Labs, Inc. (b)                                      52,000        1,827,800
Pharmaceutical Resources, Inc. (b)                      58,000        2,822,280
Taro Pharmaceutical Industries, Ltd. (b)                71,500        3,923,920
Teva Pharmaceutical Industries, Ltd. ADR                33,000        1,878,690
Watson Pharmaceuticals, Inc. (b)                        58,000        2,341,460
                                                                 --------------
                                                                     12,794,150

--------------------------------------------------------------------------------

                                                   Shares or
                                                   Principal         Value
                                                    Amount          (Note 2)
-------------------------------------------------------------------------------
Medical - Health Maintenance
 Organizations 6.4%
Aetna, Inc.                                             55,200   $    3,323,040
Anthem, Inc. (b)                                        39,700        3,062,855
Coventry Health Care, Inc. (b)                          47,000        2,169,520
Mid Atlantic Medical Services, Inc. (b)                 64,000        3,347,200
WellPoint Health Networks, Inc. (b)                     35,400        2,984,220
                                                                 --------------
                                                                     14,886,835

Medical - Products 2.3%
Boston Scientific Corporation (b)                       22,000        1,344,200
Cyberonics, Inc. (b)                                    73,000        1,570,230
Dade Behring Holdings, Inc. (b)                         61,300        1,408,061
Edwards Lifesciences Corporation (b)                    28,000          899,920
                                                                 --------------
                                                                      5,222,411

Medical/Dental - Services 1.9%
AdvancePCS (b)                                          51,100        1,953,553
Caremark Rx, Inc. (b)                                   54,900        1,409,832
Quest Diagnostics, Inc. (b)                             17,000        1,084,600
                                                                 --------------
                                                                      4,447,985

Metal Ores - Gold/Silver 0.8%
Newmont Mining Corporation Holding
 Company                                                57,000        1,850,220

Oil & Gas - Drilling 4.0%
ENSCO International, Inc.                               58,800        1,581,720
Grey Wolf, Inc. (b)                                    169,700          685,588
Nabors Industries, Ltd. (b)                             84,700        3,349,885
Patterson Utility Energy, Inc. (b)                      68,000        2,203,200
Precision Drilling Corporation (b)                      38,000        1,434,880
                                                                 --------------
                                                                      9,255,273

Oil & Gas - Field Services 2.2%
BJ Services Company (b)                                 94,800        3,541,728
Halliburton Company                                     71,500        1,644,500
                                                                 --------------
                                                                      5,186,228

Oil & Gas - Machinery/Equipment 1.8%
Smith International, Inc. (b)                          113,900        4,184,686

Oil & Gas - United States
 Exploration & Production 1.8%
Pogo Producing Company                                  47,400        2,026,350
XTO Energy, Inc.                                       112,600        2,264,386
                                                                 --------------
                                                                      4,290,736

Retail - Apparel/Shoe 1.2%
Chicos FAS, Inc. (b)                                    25,000          526,250
Coach, Inc. (b)                                         45,000        2,238,300
                                                                 --------------
                                                                      2,764,550

Retail - Major Discount Chains 1.0%
Family Dollar Stores, Inc.                              61,900        2,361,485

Retail - Miscellaneous/Diversified 0.8%
Michaels Stores, Inc. (b)                               47,300        1,800,238

Retail - Restaurants 4.0%
Brinker International, Inc. (b)                         86,000        3,097,720
P.F. Chang's China Bistro, Inc. (b)                     24,400        1,200,724
Panera Bread Company Class A (b)                        42,000        1,680,000
Ruby Tuesday, Inc.                                     131,000        3,239,630
                                                                 --------------
                                                                      9,218,074

Telecommunications - Cellular 1.2%
Nextel Communications, Inc. Class A (b)                150,000        2,712,000

Telecommunications - Equipment 7.8%
Adtran, Inc. (b)                                        36,200        1,856,698
Comverse Technology, Inc. (b)                          194,000        2,915,820
Corning, Inc. (b)                                      290,000        2,143,100
JDS Uniphase Corporation (b)                           565,000        1,983,150
Polycom, Inc. (b)                                      231,900        3,214,134
Scientific-Atlanta, Inc.                                56,500        1,346,960
UTStarcom, Inc. (b)                                    127,000        4,517,390
                                                                 --------------
                                                                     17,977,252
-------------------------------------------------------------------------------
Total Common Stocks (Cost $192,979,422)                             223,576,429
-------------------------------------------------------------------------------
Short-Term Investments (a) 5.6%
Collateral Received for Securities
 Lending (d) 2.2%
Money Market Funds 1.5%
Deutsche Daily Assets Fund - Institutional
 Class                                               3,455,373        3,455,373

Repurchase Agreements 0.7%
Barclays Capital, Inc. (Dated 6/30/03), 1.23%,
 Due 7/01/03 (Repurchase proceeds
 $549,804); Collateralized by: United States
 Government & Agency Issues                     $      549,783          549,783
Goldman, Sachs and Company (Dated
 6/30/03), 1.22%, Due 7/01/03 (Repurchase
 proceeds $549,802); Collateralized by:
 United States Government & Agency Issues              549,783          549,783
Lehman Brothers Inc. (Dated 6/30/03), 1.23%,
 Due 7/01/03 (Repurchase proceeds of
 $549,804); Collateralized by: United States
 Government & Agency Issues                            549,783          549,783
                                                                 --------------
                                                                      1,649,349
                                                                 --------------
Total Collateral Received for Securities
 Lending                                                              5,104,722
Repurchase Agreements 3.4%
ABN AMRO Inc. (Dated 6/30/03), 1.20%,
 Due 7/01/03 (Repurchase proceeds
 $6,600,220); Collateralized by: United States
 Government & Agency Issues (c)                      6,600,000        6,600,000
State Street Bank (Dated 6/30/03), 0.75%,
 Due 7/01/03 (Repurchase proceeds
 $1,184,925); Collateralized by: United States
 Government & Agency Issues (c)                      1,184,900        1,184,900
                                                                 --------------
Total Repurchase Agreements                                           7,784,900
-------------------------------------------------------------------------------
Total Short-Term Investments (Cost $12,889,622)                      12,889,622
-------------------------------------------------------------------------------
Total Investments in Securities (Cost $205,869,044) 102.1%          236,466,051
Other Assets and Liabilities, Net (2.1%)                             (4,807,768)
-------------------------------------------------------------------------------
Net Assets 100.0%                                                $  231,658,283
===============================================================================

LEGEND
--------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b)  Non-income producing security.
(c)  See Note 2(J) of Notes to Financial Statements.
(d)  See Note 2(M) of Notes to Financial Statements.

Percentages are stated as a percentage of net assets.

                       See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
June 30, 2003 (Unaudited)

                                                                 Strong Mid Cap
                                                                 Growth Fund II
                                                                 --------------
Assets:
  Investments in Securities, at Value (Cost of $205,869,044)     $  236,466,051
  Receivable for Securities Sold                                      7,492,684
  Dividends and Interest Receivable                                      44,359
  Other Assets                                                           50,124
                                                                 --------------
  Total Assets                                                      244,053,218

Liabilities:
  Payable for Securities Purchased                                    7,155,287
  Payable Upon Return of Securities on Loan                           5,104,722
  Accrued Operating Expenses and Other Liabilities                      134,926
                                                                 --------------
  Total Liabilities                                                  12,394,935
                                                                 --------------
Net Assets                                                       $  231,658,283
                                                                 ==============

Net Assets Consist of:
  Capital Stock (Par Value and Paid-in Capital)                  $  536,800,104
  Undistributed Net Investment Income (Loss)                           (774,240)
  Undistributed Net Realized Gain (Loss)                           (334,964,588)
  Net Unrealized Appreciation (Depreciation)                         30,597,007
                                                                 --------------
  Net Assets                                                     $  231,658,283
                                                                 ==============
Capital Shares Outstanding (Unlimited Number Authorized)             18,772,173

Net Asset Value Per Share                                        $        12.34
                                                                 ==============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Six Months Ended June 30, 2003 (Unaudited)

                                                                 Strong Mid Cap
                                                                 Growth Fund II
                                                                 --------------
Income:
  Dividends (net of foreign withholding taxes of $5,713)         $      266,550
  Interest                                                               53,405
                                                                 --------------
  Total Income                                                          319,955

Expenses:
  Investment Advisory Fees                                              704,782
  Administrative Fees                                                   281,913
  Custodian Fees                                                         23,476
  Shareholder Servicing Costs                                           307,996
  Reports to Shareholders                                                56,833
  Other                                                                  22,977
                                                                 --------------
  Total Expenses before Expense Offsets                               1,397,977
  Expense Offsets (Note 4)                                             (303,782)
                                                                 --------------
  Expenses, Net                                                       1,094,195
                                                                 --------------
Net Investment Income (Loss)                                           (774,240)

Realized and Unrealized Gain (Loss):
  Net Realized Gain (Loss) on:
   Investments                                                        3,028,872
   Futures Contracts                                                  2,179,766
                                                                 --------------
   Net Realized Gain (Loss)                                           5,208,638

Net Change in Unrealized Appreciation/Depreciation on
 Investments                                                         31,683,852
                                                                 --------------
Net Gain (Loss) on Investments                                       36,892,490
                                                                 --------------
Net Increase (Decrease) in Net Assets Resulting
 from Operations                                                 $   36,118,250
                                                                 ==============

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             Strong Mid Cap Growth Fund II
                                                                          ------------------------------------
                                                                          Six Months Ended       Year Ended
                                                                           June 30, 2003       Dec. 31, 2002
                                                                          ----------------    ----------------
                                                                            (Unaudited)
Operations:
  Net Investment Income (Loss)                                            $       (774,240)   $     (2,067,802)
  Net Realized Gain (Loss)                                                       5,208,638         (95,593,698)
  Net Change in Unrealized Appreciation/Depreciation                            31,683,852         (19,016,326)
                                                                          ----------------    ----------------
  Net Increase (Decrease) in Net Assets Resulting from Operations               36,118,250        (116,677,826)
Distributions From Net Investment Income                                                --                  --
Capital Share Transactions:
  Proceeds from Shares Sold                                                     55,368,002          57,754,518
  Proceeds from Reinvestment of Distributions                                           --                  --
  Payment for Shares Redeemed                                                  (31,764,279)        (91,865,975)
                                                                          ----------------    ----------------
  Net Increase (Decrease) in Net Assets from Capital Share Transactions         23,603,723         (34,111,457)
                                                                          ----------------    ----------------
Total Increase (Decrease) in Net Assets                                         59,721,973        (150,789,283)
Net Assets:
  Beginning of Period                                                          171,936,310         322,725,593
                                                                          ----------------    ----------------
  End of Period                                                           $    231,658,283    $    171,936,310
                                                                          ================    ================
  Undistributed Net Investment Income (Loss)                              $       (774,240)   $             --
Transactions in Shares of the Fund:
  Sold                                                                           4,867,723           4,325,468
  Issued in Reinvestment of Distributions                                               --                  --
  Redeemed                                                                      (2,908,309)         (7,210,027)
                                                                          ----------------    ----------------
  Net Increase (Decrease) in Shares of the Fund                                  1,959,414          (2,884,559)
                                                                          ================    ================

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30, 2003 (Unaudited)

1.   Organization

     Strong Mid Cap Growth Fund II (the "Fund") (a series of Strong Variable Insurance Funds, Inc.) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"). The Fund offers and sells its shares only to separate accounts of insurance companies for the purpose of funding variable annuity and variable life insurance contracts. At June 30, 2003, approximately 50%, 11% and 10% of the Fund's shares were owned by the separate accounts of three insurance companies.

2.   Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     (A) Security Valuation -- Securities of the Fund traded on a national securities exchange are valued each business day at the last sales price. Securities traded on the NASDAQ Stock Market are valued each business day using the NASDAQ Official Closing Price ("NOCP"). Exchange-traded securities for which there were no transactions and NASDAQ-traded securities for which there is no NOCP are valued at the mean of the bid and ask prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under the general supervision of the Board of Directors. Occasionally, events affecting the value of foreign investments and exchange rates occur between the time at which those items are determined and the close of trading on the New York Stock Exchange. Such events would not normally be reflected in a calculation of the Fund's net asset values on that day. If events that materially affect the value of the Fund's foreign investments or the foreign currency exchange rates occur during such period, the investments will be valued at their fair value as determined in good faith under the general supervision of the Board of Directors. Securities that are purchased within 60 days of their stated maturity are valued at amortized cost, which approximates fair value.

          The Fund may own certain investment securities that are restricted as to resale or are deemed illiquid. Restricted securities are Section 4(2) commercial paper or are eligible for resale pursuant to Rule 144A under the Securities Act of 1933. Securities are deemed illiquid based upon guidelines established by the Fund's Board of Directors. These securities are valued after giving due consideration to pertinent factors, such as recent private sales, market conditions and the issuer's financial performance. The Fund generally bears the costs, if any, associated with the disposition of restricted securities. The Fund held no restricted or illiquid securities at June 30, 2003.

     (B) Federal Income and Excise Taxes and Distributions to Shareholders -- The Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is recorded.

          Undistributed income or net realized gains for financial statement purposes may differ from federal income tax purposes due to differences in the timing, recognition and characterization of income, expense and capital gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

          The Fund generally pays dividends from net investment income and distributes net capital gains, if any, that it realizes at least annually.

     (C) Realized Gains and Losses on Investment Transactions -- Investment security transactions are recorded as of the trade date. Gains or losses realized on investment transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     (D) Certain Investment Risks -- The Fund may utilize derivative instruments including options, futures and other instruments with similar characteristics to the extent that they are consistent with the Fund's investment objectives and limitations. The Fund intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, foreign currencies or interest rates. The use of these instruments may involve risks such as the possibility that the value of the underlying assets fluctuates, the derivative becomes illiquid, imperfect correlation exists between the value of the instruments and the underlying securities, or that the counterparty fails to perform its obligations.

          Investments in foreign-denominated assets or forward currency contracts may involve greater risks than domestic investments due to currency rate fluctuations, political and economic instability, different financial reporting standards and taxes, less liquidity, less strict regulation of securities markets, and smaller markets with lower trading volume.

--------------------------------------------------------------------------------
June 30, 2003 (Unaudited)

     (E) Futures -- Upon entering into a futures contract, the Fund deposits in a segregated account with its custodian, in the name of the broker, cash and/or other liquid investments equal to the minimum "initial margin" requirements of the exchange. The Fund designates liquid securities as collateral on open futures contracts. The Fund also receives from or pays to the broker an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin" and are recorded as unrealized gains or losses. When the futures contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     (F) Options -- The Fund may write put or call options. Premiums received by the Fund upon writing put or call options are recorded as an asset with a corresponding liability that is subsequently adjusted to the current market value of the option. Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses. When an option is closed, expired or exercised the Fund realizes a gain or loss, and the liability is eliminated. The Fund continues to bear the risk of adverse movements in the price of the underlying asset during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received. The Fund designates liquid securities as collateral on open options contracts.

     (G) Foreign Currency Translation -- Investment securities and other assets and liabilities initially expressed in foreign currencies are converted daily to U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income are converted to U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses.

     (H) Forward Foreign Currency Exchange Contracts -- Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records an exchange gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     (I) Short Positions -- The Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. The Fund is liable for any dividends payable on securities while those securities are in a short position. If the Fund sells securities short while also holding the long position, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises. If the Fund sells securities short when not holding the long position, it will experience a loss if the market price of the security increases between the date of the short sale and the date the security is replaced.

     (J) Repurchase Agreements -- The Fund may enter into repurchase agreements with institutions that the Fund's investment advisor, Strong Capital Management, Inc. ("the Advisor"), has determined are creditworthy. Each repurchase agreement is recorded at cost, which approximates fair value. The Fund requires that the collateral, represented by securities (primarily U.S. government securities), in a repurchase transaction be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Fund to obtain those securities in the event of a default of the counterparty. On a daily basis, the Advisor monitors the value of the collateral, including accrued interest, to ensure it is at least equal to the amount owed to the Fund under each repurchase agreement.

     (K) Directed Brokerage -- The Fund directs certain portfolio trades to brokers who, in turn, pay a portion of the Fund's expenses not attributable to the Advisor or its affiliates. Such amounts are included in Expense Offsets reported in the Fund's Statement of Operations and in Note 4.

     (L) Earnings Credit Arrangements -- Credits are earned on positive cash balances maintained in custodian accounts. These credits serve to reduce the custodian's fees incurred by the Fund and are included in Expense Offsets reported in the Fund's Statement of Operations and in
          Note 4.

     (M) Securities Lending -- The Fund has entered into a Securities Lending Agreement (the "Agreement") with Deutsche Bank. Under the terms of the Agreement, the Fund may lend portfolio securities to qualified institutional borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash equal to at least 102% of the market value of any loaned securities, plus accrued interest.

          At June 30,2003, Strong Mid Cap Growth Fund II had securities with a market value of $4,974,757 on loan and had received $5,104,722 in collateral (included within Investments in the Statements of Assets and Liabilities). Amounts earned as interest on investments of cash collateral, net of rebates and other securities lending expenses, are included in Interest in the Statements of Operations. For the six months ended June 30, 2003, the securities lending income totaled $1,785 for the Strong Mid Cap Growth Fund II.

          The three primary risks associated with securities lending are: a borrower defaulting on its obligation to return the securities loaned resulting in a shortfall on the posted collateral; a principal loss arising from the lending agent's investment of cash collateral; and the inability of the lending Fund to recall a security in time to exercise valuable voting rights or sell the security.

     (N) Expenses -- The Fund and other affiliated Strong Funds contract for certain services on a collective basis. The majority of the expenses are directly identifiable to an individual Fund. Expenses that are not readily identifiable to a specific Fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Strong Funds.

     (O) Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in these financial statements. Actual results could differ from those estimates.

     (P) Other -- Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and discounts on the interest method.

3.   Related Party Transactions

     The Advisor provides investment advisory and related services to the Fund. Strong Investor Services, Inc. (the "Administrator"), an affiliate of the Advisor, provides administrative, transfer agent and related services to the Fund. Certain officers and directors of the Fund are affiliated with the Advisor and the Administrator. Investment advisory and administration fees, which are established by terms of the advisory and administration agreements, are based on an annualized rate of 0.75% and 0.30%, respectively, of the average daily net assets of the Fund. The Investment Advisory fees are 0.75% for the first $4 billion in net assets, 0.725% for the next $2 billion, and 0.70% for net assets $6 billion and above.

     The Fund's Advisor and/or Administrator may voluntarily waive or absorb certain expenses at their discretion. Transfer agent and related service fees are based on the lesser of various agreed-upon contractual percentages of the average daily net assets of the Fund or a contractually established rate for each participant account. The Administrator also allocates to the Fund certain charges or credits resulting from transfer agency banking activities based on the Fund's level of subscription and redemption activity. Transfer Agency Banking Charges allocated to the Fund by the Advisor are included in Other Expenses in the Fund's Statement of Operations. Transfer Agency Banking Credits allocated by the Administrator, if any, serve to reduce the transfer agent expenses incurred by the Fund and are included in Expense Offsets in the Fund's Statement of Operations and in Note 4. The Advisor is also compensated for certain other out-of-pocket expenses related to transfer agent services.

     The Fund may invest cash in money market funds managed by the Advisor, subject to certain limitations.

     The amount payable to the Advisor or Administrator at June 30, 2003, shareholder servicing and other expenses paid to the Administrator, transfer agency banking charges and unaffiliated directors' fees, excluding the effects of waivers and absorptions, for the six months ended June 30, 2003 were $103,538, $307,996, $2,287 and $4,165,respectively.

4.   Expense Offsets

     Expense offsets during the six months ended June 30, 2003 included expense waivers and absorptions, earnings credits and directed brokerage credits of $274,820, $28,661 and $302, respectively.

5.   Line of Credit

     The Strong Funds have established a line of credit agreement ("LOC") with certain financial institutions, which expires October 10, 2003, to be used for temporary or emergency purposes, primarily for financing redemption payments. Combined borrowings among all participating Strong Funds are subject to a $350 million cap on the total LOC. For an individual Fund, borrowings under the LOC are limited to either the lesser of 15% of the market value of the Fund's total assets or any explicit borrowing limits in the Fund's prospectus. Principal and interest on each borrowing under the LOC are due not more than 45 days after the date of the borrowing. Borrowings under the LOC bear interest based on prevailing market rates as defined in the LOC. A commitment fee of 0.09% per annum is incurred on the unused portion of the LOC and is allocated to all participating Strong Funds. For the six months ended June 30, 2003, there were no borrowings by the Fund under the LOC.

--------------------------------------------------------------------------------
June 30, 2003 (Unaudited)

6.   Investment Transactions

     The aggregate purchases and sales of long-term securities during the six months ended June 30, 2003 were $298,851,157 and $278,700,616, respectively. There were no purchases or sales of long-term U.S. government securities during the six months ended June 30, 2003.

7.   Income Tax Information

     At June 30, 2003, the cost of investments in securities for federal income tax purposes was $207,657,293. Net unrealized appreciation of securities was $28,808,758, consisting of gross unrealized appreciation and depreciation of $30,023,124 and $1,214,366, respectively.The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

     The capital loss carryovers (expiring in varying amounts through 2010) as of December 31, 2002, and tax basis post-October losses as of December
     31, 2002, which are not recognized for tax purposes until the first day of the following fiscal year, are:

                                            Net Capital            Post-October
                                          Loss Carryovers             Losses
                                          ---------------         --------------
     Strong Mid Cap Growth Fund II        $   330,667,632         $   1,689,433

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STRONG MID CAP GROWTH FUND II
--------------------------------------------------------------------------------

                                                                                  Period Ended
                                                   --------------------------------------------------------------------------
                                                    June 30,     Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,
Selected Per-Share Data/(a)/                       2003/(b)/       2002         2001         2000         1999         1998
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $   10.23    $   16.38    $   23.66    $   30.37    $   16.02    $   12.45

Income From Investment Operations:
  Net Investment Income (Loss)                         (0.04)       (0.12)       (0.15)       (0.16)       (0.02)       (0.02)
  Net Realized and Unrealized Gains (Losses) on
   Investments                                          2.15        (6.03)       (7.13)       (4.51)       14.40         3.59
-----------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                      2.11        (6.15)       (7.28)       (4.67)       14.38         3.57

Less Distributions:
  From Net Investment Income                              --           --           --           --           --        (0.00)/(c)/
  From Net Realized Gains                                 --           --           --        (2.04)       (0.03)          --
-----------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                     --           --           --        (2.04)       (0.03)       (0.00)/(c)/
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $   12.34    $   10.23    $   16.38    $   23.66    $   30.37    $   16.02
=============================================================================================================================
Ratios and Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------
  Total Return                                         +20.6%       -37.6%       -30.8%       -14.8%       +89.9%       +28.7%
  Net Assets, End of Period (In Thousands)         $ 231,658    $ 171,936    $ 322,726    $ 530,877    $ 323,884    $  16,730
  Ratio of Expenses to Average Net Assets before
   Expense Offsets                                       1.5%*        1.5%         1.4%         1.2%         1.2%         1.6%
  Ratio of Expenses to Average Net Assets                1.2%*        1.2%         1.2%         1.2%         1.1%         1.2%
  Ratio of Net Investment Income (Loss) to
   Average Net Assets                                   (0.8%)*      (0.9%)        0.7%        (0.7%)       (0.2%)       (0.3%)
  Portfolio Turnover Rate                              151.5%       521.8%       628.5%       601.4%       647.7%       329.1%

  *  Calculated on an annual basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b)  For the six months ended June 30,2003 (unaudited).
(c)  Amount calculated is less than $0.005.

                       See Notes to Financial Statements.

DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

Richard S. Strong (indicated below by an asterisk*) is deemed an "interested person" of the Fund as defined in the Investment Company Act of 1940 because of his controlling ownership in the Advisor's parent company, Strong Financial Corporation. Each officer and director holds the same position with the 27 registered open-end management investment companies consisting of 71 mutual funds ("Strong Funds").

* Richard S. Strong (DOB 5-12-42), Director of the Strong Funds since September 1981 and Chairman of the Board of the Strong Funds since October 1991.

     Mr. Strong has been a Director of the Advisor since September 1981; Chairman of the Advisor since October 1991; Chief Investment Officer of the Advisor since January 1996; Security Analyst and Portfolio Manager of the Advisor since 1985; Chief Executive Officer of the Advisor from 1974 to 1985; Chairman of Strong Financial Corporation (holding company) since May 2001; Director and Chairman of Strong Service Corporation (an investment advisor) since 1995; and Director and Chairman of Strong Investor Services, Inc. (a transfer agent and administrator), since July 2001. Mr. Strong founded the Advisor in 1974 and has been in the investment management business since 1967.

Willie D. Davis (DOB 7-24-34), Director of the Strong Funds since July 1994.

     Mr. Davis has been President and Chief Executive Officer of All Pro Broadcasting, Inc., since 1977; Director of Wisconsin Energy Corporation (formerly WICOR, Inc.) (a utility company), since 1990, Metro Goldwyn Mayer, Inc. (an entertainment company), since 1998, Bassett Furniture Industries, Inc., since 1997, Checker's Drive-In Restaurants, Inc. (formerly Rally's Hamburgers, Inc.), since 1994, Johnson Controls, Inc. (an industrial company), since 1992, MGM Mirage (formerly MGM Grand, Inc.) (an entertainment/hotel company) since 1990, Dow Chemical Company since 1988, Sara Lee Corporation (a food/consumer products company) since 1983, Alliance Bank since 1980, Manpower, Inc. (a worldwide provider of staffing services), since 2001, and Kmart Corporation (a discount consumer products company) from 1985 to 2003; and Trustee of the University of Chicago since 1980 and Marquette University since 1988.

Gordon B. Greer (DOB 2-17-32), Director of the Strong Funds since March 2002.

     Mr. Greer was Of Counsel for Bingham McCutchen LLP (a law firm previously known as Bingham Dana LLP) from 1997 to February 2002 and Partner of Bingham McCutchen LLP from 1967 to 1997. On behalf of Bingham McCutchen LLP, Mr. Greer provided representation to the disinterested directors of the Strong Funds from 1991 to February 2002. Bingham McCutchen LLP has provided representation to the Independent Directors of the Strong Funds since 1991.

Stanley Kritzik (DOB 1-9-30), Director of the Strong Funds since January 1995 and Chairman of the Audit Committee of the Strong Funds since July 2000.

     Mr. Kritzik has been Partner of Metropolitan Associates (a real estate firm) since 1962; Director of Wisconsin Health Information Network since November 1997, Health Network Ventures, Inc., from 1992 to April 2000, Aurora Health Care from September 1987 to September 2002; and Member of the Board of Governors of Snowmass Village Resort Association from October 1999 until October 2002.

Neal Malicky (DOB 9-14-34), Director of the Strong Funds since December 1999.

     Mr. Malicky has been President Emeritus of Baldwin-Wallace College since July 2000; Chancellor of Baldwin-Wallace College from July 1999 to June 2000; President of Baldwin-Wallace College from July 1981 to June 1999; Director of Aspire Learning Corporation since June 2000; Trustee of Southwest Community Health Systems, Cleveland Scholarship Program, and The National Conference for Community and Justice until 2001; President of the National Association of Schools and Colleges of the United Methodist Church, Chairperson of the Association of Independent Colleges and Universities of Ohio, and Secretary of the National Association of Independent Colleges and Universities until 2001.

William F. Vogt (DOB 7-19-47), Director and Chairman of the Independent Directors Committee of the Strong Funds since January 1995.

     Mr. Vogt has been Senior Vice President of IDX Systems Corporation (a management consulting firm) since June 2001; President of Vogt Management Consulting, Inc., from July 1990 to June 2001; and former Fellow of the American College of Medical Practice Executives.

--------------------------------------------------------------------------------

Ane K. Ohm (DOB 10-16-69), Anti-Money Laundering Compliance Officer since November 2002.

     Ms. Ohm has been Director of Mutual Fund Administration of Strong Investor Services, Inc., since April 2001; Marketing Services Manager of Strong Investments, Inc., from November 1998 to April 2001; and Retail Services Financial Manager of Strong Investments, Inc., from January 1997 to November 1998.

Christopher O. Petersen (DOB 1-18-70), Vice President and Assistant Secretary of the Strong Funds since May 2003.

     Mr. Petersen has been Managing Counsel of Strong Financial Corporation since March 2003; Corporate Counsel at U.S. Bancorp Asset Management, Inc., from May 2001 to March 2003; Corporate Counsel at First American Asset Management, a division of U.S. Bank National Association ("FAAM"), from September 1999 to May 2001; Compliance Officer at FAAM from January 1999 to September 1999; and Associate at Mauzy Law Firm from September 1997 to December 1998.

Richard W. Smirl (DOB 4-18-67),Vice President of the Strong Funds since February 2002 and Secretary of the Strong Funds since November 2001.

     Mr. Smirl has been Senior Counsel of Strong Financial Corporation since December 2001; Assistant Executive Vice President since December 2001; Secretary of the Advisor since November 2002; Assistant Secretary of the Advisor from December 2001 to November 2002; Senior Counsel of the Advisor from July 2000 to December 2001; General Counsel of Strong Investments, Inc. ("Distributor"), since November 2001; Vice President, Secretary, and Chief Compliance Officer of the Distributor since July 2000; Lead Counsel of the Distributor from July 2000 to November 2001; Partner at Keesal, Young & Logan LLP (a law firm) from September 1999 to July 2000; and Associate at Keesal, Young & Logan LLP from September 1992 to September 1999.

Gilbert L. Southwell III (DOB 4-13-54), Assistant Secretary of the Strong Funds since July 2001.

     Mr. Southwell has been Associate Counsel of Strong Financial Corporation since December 2001; Assistant Secretary of the Advisor since December
2002; Associate Counsel of the Advisor from April 2001 to December 2001; Partner at Michael, Best & Friedrich, LLP (a law firm) from October 1999 to March 2001; and Assistant General Counsel of U.S. Bank, National Association (formerly Firstar Bank, N.A.) and/or certain of its subsidiaries from November 1984 to September 1999.

John W. Widmer (DOB 1-19-65), Treasurer of the Strong Funds since April 1999.

     Mr. Widmer has been Treasurer of the Advisor since April 1999; Assistant Secretary and Assistant Treasurer of Strong Financial Corporation since December 2001; Treasurer of Strong Service Corporation since April 1999; Treasurer and Assistant Secretary of Strong Investor Services, Inc., since July 2001; and Manager of the Financial Management and Sales Reporting Systems department of the Advisor from May 1997 to April 1999.

Thomas M. Zoeller (DOB 2-21-64),Vice President of the Strong Funds since October 1999.

     Mr. Zoeller has been Executive Vice President of the Advisor since April 2001; Chief Financial Officer of the Advisor since February 1998; Secretary of the Advisor from December 2001 to November 2002; Member of the Office of the Chief Executive of Strong Financial Corporation since May 2001; Chief Financial Officer and Treasurer of Strong Investments, Inc., since October 1993; Executive Vice President and Secretary of Strong Investor Services, Inc., since July 2001; Executive Vice President, Chief Financial Officer, and Secretary of Strong Service Corporation since December 2001; Treasurer of Strong Service Corporation from September 1996 to April 1999; Vice President of Strong Service Corporation from April 1999 to December 2001; Member of the Office of the Chief Executive of the Advisor from November 1998 until May 2001; Senior Vice President of the Advisor from February 1998 to April 2001; and Treasurer and Controller of the Advisor from October 1991 to February 1998.

     Except for Messrs. Davis, Kritzik, Malicky, and Vogt, the address of all of the Directors and Officers is P.O. Box 2936, Milwaukee, WI 53201. Mr. Davis's address is 161 North La Brea, Inglewood, CA 90301. Mr. Kritzik's address is 1123 North Astor Street, Milwaukee, WI 53202. Mr. Malicky's address is 4608 Turnberry Drive, Lawrence, KS 66047. Mr. Vogt's address is P.O. Box 7657, Avon, CO 81620.

     The statement of additional information contains additional information about fund directors and officers and is available without charge, upon request, by calling 1-800-368-3863.

This report does not constitute an offer for the sale of securities. Strong Funds are offered for sale by prospectus only. Securities are offered through Strong Investments, Inc. RT35742 08-03

Strong Investments
P.O. Box 2936  |  Milwaukee, WI 53201
www.Strong.com

--------------------------------------------------------------------------------

[STRONG LOGO]

                                                                    WH2979 06-03

Item 1. Reports to Stockholders

                                               SEMIANNUAL REPORT | June 30, 2003

                                                                      The Strong

                                                                 Multi Cap Value

                                                                         Fund II

                              [PHOTO APPEARS HERE]

Table of Contents

Investment Review

     Strong Multi Cap Value Fund II ............... 2

Financial Information

     Schedule of Investments in Securities
          Strong Multi Cap Value Fund II .......... 4
     Statement of Assets and Liabilities .......... 6
     Statement of Operations ...................... 7
     Statements of Changes in Net Assets .......... 8
     Notes to Financial Statements ................ 9

Financial Highlights ..............................13

Directors and Officers ............................14

                                                                   [STRONG LOGO]

Strong Multi Cap Value Fund II
================================================================================

Your Fund's Approach

The Strong Multi Cap Value Fund II seeks long-term capital growth. Current income is a secondary objective. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks of small-, medium-, and large-capitalization companies that the Fund's manager believes are undervalued relative to the market based on earnings, cash flow, or asset value. The Fund's manager specifically looks for companies whose stock prices may benefit from a positive dynamic of change, such as a new management team, a new product or service, a corporate restructuring, an improved business plan, industry consolidation, or positive timing in the business cycle. The Fund invests substantially in the energy sector. The Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk, for liquidity, or to enhance the Fund's return). The Fund may also invest up to 30% of its net assets in foreign securities. The manager may sell a stock when he believes fundamental changes will hurt the company over the long term or when its price becomes excessive.

                    Growth of an Assumed $10,000 Investment+
                            From 10-10-97 to 6-30-03

                              [CHART APPEARS HERE]

                 The Strong                     Lipper Multi-Cap
               Multi Cap Value     S&P 500        Value Funds
                   Fund II          Index*           Index*
Sep 97            $ 10,000        $ 10,000         $ 10,000
Dec 97            $  9,919        $ 10,072         $ 10,140
Jun 98            $ 10,005        $ 11,854         $ 11,099
Dec 98            $ 10,135        $ 12,949         $ 10,802
Jun 99            $ 11,016        $ 14,552         $ 12,166
Dec 99            $  9,844        $ 15,674         $ 11,444
Jun 00            $  9,844        $ 15,608         $ 11,356
Dec 00            $ 10,615        $ 14,248         $ 12,546
Jun 01            $ 11,168        $ 13,295         $ 13,075
Dec 01            $ 11,052        $ 12,556         $ 12,709
Jun 02            $ 10,445        $ 10,905         $ 11,651
Dec 02            $  8,493        $  9,782         $ 10,471
Jun 03            $  9,506        $ 10,932         $ 11,899

+ This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with the performance of the S&P 500 Index and the Lipper Multi-Cap Value Funds Index. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. To equalize time periods, the indices' performances were prorated for the month of October 1997.

     The Fund's prospectus and statement of additional information may describe restrictions on the percentage of a particular type or quality of security in which the Fund may invest ("Percentage Restrictions"). Percentage Restrictions apply at the time the Fund purchases a security. Circumstances subsequent to the purchase of the security, such as a change in: (1) the Fund's assets (e.g., due to cash inflows and redemptions); (2) the market value of the security; or (3) the pricing, liquidity, or rating of the security, may cause the Fund to exceed or fall short of the Percentage Restriction. If this happens, the Fund's continued holding of the security will not constitute a violation of the Percentage Restriction.

For the first six months of 2003, the Strong Multi Cap Value Fund II outperformed its broad-based benchmark, the S&P 500 Index. The first two-and-a-half months of the year were challenging, but the Fund--and the markets--rebounded strongly thereafter. The Fund generated a year-to-date return of 11.93% compared to the S&P 500 Index, which generated a year-to-date return of 11.75% as of June 30, 2003.

A dramatic change in the markets

The first two months of the year started off troublesome and wearisome, weighed down by negative economic data, concerns about impending war with Iraq, the SARS outbreak, and poor weather conditions.

Beginning in mid-March, though, a strong reversal of some of those trends converged to drive a market rally. Among the positive factors were better-than-expected corporate earnings, a quick resolution to the Iraq war, continued interest rate easing by the Federal Reserve, and improving consumer confidence. In addition, new tax legislation passed in May that featured cuts on capital gains and dividends spurred more gains toward the end of the period.

Equity indexes posted double-digit returns for the first half of the year, with small caps outperforming large caps and growth stocks edging out value.

Many contributors to positive results

In general, the Fund benefited from certain positions in energy, technology, and healthcare. Energy stocks, as well as the stocks of companies that supply or service the energy industry, benefited from the continuation of high crude oil prices and a sharp increase in the price for natural gas.

Strong contributors to performance in the first half of the year came from a variety of industries, including wireless services, healthcare, specialty engineering and construction, semiconductor equipment, and energy services.

While the Fund outperformed the S&P 500 Index, holdings in consumer cyclicals and certain basic material stocks hurt the Fund's overall performance.

The outlook for value investing

For the past three years, the economy and the markets were on a declining trend. For many investors, fear and a desire for capital preservation overpowered the quest for capital appreciation. As a result, the proportion of assets in money market funds and fixed-income investments has reached a very high level. If the equity markets continue to improve, more investors could be enticed to shift more of these assets into stocks.

The Federal Reserve has been a good friend to many by providing ample liquidity with low interest rates.

Housing prices in general remain strong, with many homeowners taking advantage of low interest rates by refinancing mortgages--in many cases more than once--and also taking advantage of cash-out mortgages. Nothing inspires consumers' confidence more than having additional money in their pockets. We might prefer to see consumers getting that money through job growth and improved personal income, but at this point the end result is the same.

The year 2004 will bring with it a Presidential election. The Bush Administration is working to win votes and has a Republican-majority Senate eager to provide fiscal stimulus for the economy to help. For the moment, the overall environment is starting to look good, and we believe this scenario bodes well for a cyclical market upturn. But just as the sailor who survives a hurricane becomes a changed sailor forever, we also believe investors who have been through the past three years will give greater consideration to value investing.

We thank you for your continued investment in the Strong Multi Cap Value
Fund II.

I. Charles Rinaldi
Portfolio Manager

Average Annual Total Returns/1/
As of 6-30-03
-------------------------------------------
          1-year                     -8.99%

          3-year                     -1.16%

          5-year                     -1.02%

          Since Fund Inception       -0.88%
          (10-10-97)

The Fund's return since inception was significantly enhanced through investments in initial public offerings. You should not expect that such favorable returns can be consistently achieved.

Equity funds are volatile investments and should only be considered for long-term goals.

     From time to time, the Fund's advisor and/or administrator has waived its management fee and/or absorbed Fund expenses, which has resulted in higher returns.

/1/ The Fund's returns include the effect of deducting Fund expenses, but do not include charges and expenses attributable to any particular insurance product. Excluding such fees and expenses from the Fund's return quotations has the effect of increasing performance quoted.

* The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Lipper Multi-Cap Value Funds Index is the average of the 30 largest funds in the Lipper Multi-Cap Value Funds Category. Source of the S&P index data is Standard & Poor's Micropal. Source of the Lipper index data is Lipper Inc.

SCHEDULE OF INVESTMENTS IN SECURITIES                  June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                         STRONG MULTI CAP VALUE FUND II

                                                  Shares or
                                                  Principal          Value
                                                    Amount          (Note 2)
--------------------------------------------------------------------------------

Common Stocks 90.3%
Auto Manufacturers - Domestic 2.5%
General Motors Corporation                             15,990   $       575,640

Auto/Truck - Original Equipment 1.1%
Dana Corporation                                       22,240           257,094

Banks - Southeast 0.9%
Hibernia Corporation Class A                           11,270           204,663

Building - Construction
 Products/Miscellaneous 2.4%
Royal Group Technologies, Ltd. (b)                     79,950           570,043

Building - Heavy Construction 2.4%
Chicago Bridge & Iron Company NV                       25,015           567,340

Building - Maintenance & Services 0.4%
ABM Industries, Inc.                                    6,315            97,251

Building - Paint & Allied Products 0.3%
RPM International, Inc.                                 4,490            61,738

Chemicals - Fertilizers 2.0%
Agrium, Inc.                                           41,625           456,210

Commercial Services - Security/Safety 0.7%
Armor Holdings, Inc. (b)                               12,710           170,314

Electronics - Measuring Instruments 1.3%
Veeco Instruments, Inc. (b)                            17,840           303,815

Electronics - Semiconductor Equipment 0.4%
Credence Systems Corporation (b)                        9,980            84,531

Electronics - Semiconductor Manufacturing 0.7%
Power Integrations, Inc. (b)                            6,590           160,269

Electronics Products - Miscellaneous 2.5%
Celestica, Inc. (b)                                    11,270           177,615
Coherent, Inc. (b)                                     16,890           404,178
                                                                ---------------
                                                                        581,793
Finance - Investment Brokers 0.6%
Labranche & Company, Inc.                               6,730           139,244

Food - Miscellaneous Preparation 0.7%
Del Monte Foods Company (b)                            19,050           168,402

Household - Appliances 0.6%
Maytag Corporation                                      5,630           137,485

Household - Office Furniture 0.4%
American Financial Realty Trust                         6,390            95,275

Insurance - Accident & Health 1.0%
UnumProvident Corporation                              16,940           227,165

Insurance - Property/Casualty/Title 6.1%
Chubb Corporation                                       7,910           474,600
Endurance Specialty Holdings, Ltd.                      3,920           117,012
Hartford Financial Services Group, Inc.                 3,730           187,843
Mercury General Corporation                            13,950           636,818
                                                                ---------------
                                                                      1,416,273

Internet - E*Commerce 1.8%
FreeMarkets, Inc. (b)                                  61,380           427,205

Leisure - Services 0.6%
Pegasus Solutions, Inc. (b) (d)                         8,890           144,462

Medical - Biomedical/Genetics 1.5%
CV Therapeutics, Inc. (b) (d)                          11,830           350,878

Medical - Generic Drugs 1.8%
Andrx Group (b) (d)                                    21,030           418,497

Medical - Nursing Homes 2.6%
Beverly Enterprises, Inc. (b)                          98,000           343,000
Manor Care, Inc. (b)                                   10,420           260,604
                                                                ---------------
                                                                        603,604
Medical/Dental - Services 1.2%
Omnicare, Inc. (d)                                      8,090           273,361

Metal Ores - Gold/Silver 7.0%
Apex Silver Mines, Ltd. (b)                            33,980           501,205
Harmony Gold Mining Company, Ltd.
 Sponsored ADR (d)                                     25,540           344,024
Meridian Gold, Inc. (b)                                13,840           159,022
Newmont Mining Corporation
 Holding Company (d)                                   19,390           629,399
                                                                ---------------
                                                                      1,633,650
Metal Ores - Miscellaneous 4.7%
Alcan, Inc.                                            14,530           454,644
BHP Billiton, Ltd. Sponsored ADR                       20,170           233,770
Inco, Ltd. (b)                                         19,900           420,686
                                                                ---------------
                                                                      1,109,100
Oil & Gas - Canadian Exploration
 & Production 1.2%
Canadian Natural Resources, Ltd.                        7,150           285,356

Oil & Gas - Canadian Integrated 1.2%
Imperial Oil, Ltd.                                      7,740           270,281

Oil & Gas - Drilling 3.6%
Helmerich & Payne, Inc.                                15,950           465,740
Transocean, Inc. (b)                                   17,490           384,255
                                                                ---------------
                                                                        849,995
Oil & Gas - Field Services 9.8%
Global Industries, Ltd. (b)                           112,760           543,503
Key Energy Services, Inc. (b)                          75,560           810,003
Petroleum Geo-Services ASA Sponsored ADR (b)           19,200            11,712
Schlumberger, Ltd.                                     15,570           740,665
Willbros Group, Inc. (b)                               19,030           197,722
                                                                ---------------
                                                                      2,303,605
Oil & Gas - International Specialty 1.9%
CNOOC, Ltd. ADR                                        14,950           444,015

Oil & Gas - United States Exploration
 & Production 6.7%
Forest Oil Corporation (b)                             25,520           641,062
Noble Energy, Inc.                                      7,230           273,294
Pioneer Natural Resources Company (b)                   5,790           151,119
Range Resources Corporation (b)                        42,640           267,353
Stone Energy Corporation (b)                            5,530           231,818
                                                                ---------------
                                                                      1,564,646

--------------------------------------------------------------------------------

                                                  Shares or
                                                  Principal          Value
                                                    Amount          (Note 2)
--------------------------------------------------------------------------------

Oil & Gas - United States Integrated 1.9%
El Paso Corporation                                    56,070   $       453,045

Pollution Control - Services 1.2%
Calgon Carbon Corporation                              47,740           274,505

Retail - Apparel/Shoe 0.4%
Limited Brands (d)                                      6,690           103,695

Retail - Department Stores 0.5%
J.C. Penney Company, Inc.                               6,930           116,770

Retail - Restaurants 0.1%
McDonald's Corporation                                  1,590            35,075

Retail/Wholesale - Auto Parts 0.1%
The Pep Boys - Manny, Moe & Jack                        2,280            30,803

Steel - Specialty Alloys 2.5%
GrafTech International, Ltd. (b)                      106,100           578,245

Telecommunications - Cellular 2.5%
AT&T Wireless Services, Inc. (b)                       72,530           595,471

Telecommunications - Equipment 3.1%
ADC Telecommunications, Inc. (b)                      173,210           403,233
ECI Telecom, Ltd. (b)                                 110,390           324,547
                                                                ---------------
                                                                        727,780
Telecommunications - Services 0.9%
Sprint Corporation                                     15,360           221,184

Transportation - Rail 3.3%
CSX Corporation                                        25,440           765,490

Utility - Electric Power 1.2%
TECO Energy, Inc.                                      23,000           275,770
-------------------------------------------------------------------------------
Total Common Stocks (Cost $22,160,608)                               21,131,033
-------------------------------------------------------------------------------
Short-Term Investments (a) 10.6%
Repurchase Agreements
State Street Bank (Dated 6/30/03), 0.75%,
 Due 7/01/03 (Repurchase proceeds $2,471,451);
 Collateralized by: United States Government
 & Agency Issues (c)                            $   2,471,400         2,471,400
-------------------------------------------------------------------------------
Total Short-Term Investments (Cost $2,471,400)                        2,471,400
-------------------------------------------------------------------------------
Total Investments in Securities
 (Cost $24,632,008) 100.9%                                           23,602,433
Other Assets and Liabilities, Net (0.9%)                               (210,605)
-------------------------------------------------------------------------------
Net Assets 100.0%                                               $    23,391,828
===============================================================================

WRITTEN OPTIONS ACTIVITY
-------------------------------------------------------------------------------
                                                  Contracts        Premiums
-------------------------------------------------------------------------------
Options outstanding at beginning of period              1,054   $       200,990
Options written during the period                       1,480           293,812
Options closed                                         (2,194)         (423,769)
Options expired                                          (120)          (15,178)
Options exercised                                         (25)           (5,175)
                                                -------------   ---------------
Options outstanding at end of period                      195   $        50,680
                                                =============   ===============

WRITTEN CALL OPTIONS DETAIL
--------------------------------------------------------------------------------
                                                  Contracts
                                                 (100 shares         Value
                                                per Contract)       (Note 2)
--------------------------------------------------------------------------------
Andrx Group
  (Strike Price is $20.00. Expiration
   date is 7/18/03. Premium received is $1,635.)            5   $          (550)
  (Strike Price is $22.50. Expiration
   date is 7/18/03. Premium received is $760.)              5              (162)
  (Strike Price is $25.00. Expiration
   date is 7/18/03. Premium received is $790.)             10              (225)
  (Strike Price is $25.00. Expiration
   date is 9/18/03. Premium received is $1,570.)           10              (675)

CV Therapeutics, Inc.
  (Strike Price is $25.00. Expiration
   date is 7/18/03. Premium received is $2,985.)            5            (2,525)
  (Strike Price is $27.50. Expiration
   date is 7/18/03. Premium received is $2,085.)            5            (1,488)
  (Strike Price is $30.00. Expiration
   date is 7/18/03. Premium received is $2,835.)            5              (650)
  (Strike Price is $27.50. Expiration
   date is 8/15/03. Premium received is $4,370.)           10            (3,900)

Harmony Gold Mining Company, Ltd. Sponsored ADR
  (Strike Price is $12.50. Expiration date
   is 11/21/03. Premium received is $5,240.)               20            (3,850)
  (Strike Price is $15.00. Expiration date
   is 11/21/03. Premium received is $1,320.)               10              (875)

Limited Brands
  (Strike Price is $15.00. Expiration
   date is 8/15/03. Premium received is $970.)             10            (1,075)

Newmont Mining Corporation Holding Company
  (Strike Price is $30.00. Expiration
   date is 7/18/03. Premium received is $2,220.)           10            (2,700)
  (Strike Price is $30.00. Expiration date
   is 9/19/03. Premium received is $11,260.)               30           (11,250)
  (Strike Price is $32.50. Expiration
   date is 9/19/03. Premium received is $2,672.)           10            (2,225)
  (Strike Price is $35.00. Expiration
   date is 9/19/03. Premium received is $4,140.)           20            (2,500)

Omnicare, Inc.
  (Strike Price is $30.00. Expiration
   date is 9/19/03. Premium received is $4,910.)           15            (6,750)

Pegasus Solutions, Inc.
  (Strike Price is $12.50. Expiration
   date is 7/18/03. Premium received is $320.)              5            (1,900)
  (Strike Price is $15.00. Expiration
   date is 7/18/03. Premium received is $598.)             10            (1,425)
                                                -------------   ---------------
                                                          195   $       (44,725)
                                                =============   ===============

LEGEND
--------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b)  Non-income producing security.
(c)  See Note 2(J) of Notes to Financial Statements.
(d) All or a portion of these securities are held in conjunction with open written option contracts.

Percentages are stated as a percent of net assets.

                       See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
June 30, 2003 (Unaudited)

                                                                      Strong
                                                                    Multi Cap
                                                                  Value Fund II
                                                                  -------------
Assets:
  Investments in Securities, at Value (Including Repurchase
   Agreements of $2,471,400) (Cost of $24,632,008)                $  23,602,433
  Receivable for Securities Sold                                        245,810
  Dividends and Interest Receivable                                      15,950
  Other Assets                                                            1,920
                                                                  -------------
  Total Assets                                                       23,866,113

Liabilities:
  Payable for Securities Purchased                                      413,636
  Written Options, at Value (Premiums Received of $50,680)               44,725
  Accrued Operating Expenses and Other Liabilities                       15,924
                                                                  -------------
  Total Liabilities                                                     474,285
                                                                  -------------
Net Assets                                                        $  23,391,828
                                                                  =============

Net Assets Consist of:
  Capital Stock (Par Value and Paid-in Capital)                   $  30,173,576
  Undistributed Net Investment Income (Loss)                             37,048
  Undistributed Net Realized Gain (Loss)                             (5,795,176)
  Net Unrealized Appreciation (Depreciation)                         (1,023,620)
                                                                  -------------
  Net Assets                                                      $  23,391,828
                                                                  =============
Capital Shares Outstanding (Unlimited Number Authorized)              2,866,534

Net Asset Value Per Share                                         $        8.16
                                                                  =============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Six Months Ended June 30, 2003 (Unaudited)

                                                                      Strong
                                                                    Multi Cap
                                                                  Value Fund II
                                                                  -------------
Income:
  Dividends (net of foreign withholding taxes of $1,522)          $     129,144
  Interest                                                                3,972
                                                                  -------------
  Total Income                                                          133,116

Expenses:
  Investment Advisory Fees                                               80,608
  Administrative Fees                                                    32,243
  Custodian Fees                                                         30,441
  Shareholder Servicing Costs                                            23,596
  Reports to Shareholders                                                10,921
  Other                                                                  10,544
                                                                  -------------
  Total Expenses before Expense Offsets                                 188,353
  Expense Offsets (Note 4)                                              (67,592)
                                                                  -------------
  Expenses, Net                                                         120,761
                                                                  -------------
Net Investment Income (Loss)                                             12,355

Realized and Unrealized Gain (Loss):
  Net Realized Gain (Loss) on:
    Investments                                                      (2,651,789)
    Written Options                                                     129,212
                                                                  -------------
    Net Realized Gain (Loss)                                         (2,522,577)
  Net Change in Unrealized Appreciation/Depreciation on:
    Investments                                                       4,766,491
    Written Options                                                        (830)
                                                                  -------------
    Net Change in Unrealized Appreciation/Depreciation                4,765,661
                                                                  -------------
Net Gain (Loss) on Investments                                        2,243,084
                                                                  -------------
Net Increase (Decrease) in Net Assets Resulting from Operations   $   2,255,439
                                                                  =============

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                Strong Multi Cap Value Fund II
                                                -------------------------------
                                                Six Months Ended    Year Ended
                                                  June 30, 2003   Dec. 31, 2002
                                                ----------------  -------------
                                                  (Unaudited)
Operations:
  Net Investment Income (Loss)                  $         12,355  $      24,693
  Net Realized Gain (Loss)                            (2,522,577)    (2,865,696)
  Net Change in Unrealized
   Appreciation/Depreciation                           4,765,661     (5,761,674)
                                                ----------------  -------------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations                           2,255,439     (8,602,677)

Distributions:
  From Net Investment Income                                  --       (128,536)
  From Net Realized Gains                                     --     (1,568,370)
                                                ----------------  -------------
  Total Distributions                                         --     (1,696,906)

Capital Share Transactions:
  Proceeds from Shares Sold                            2,587,488     36,593,242
  Proceeds from Reinvestment of Distributions                 --      1,696,906
  Payment for Shares Redeemed                         (5,495,637)   (37,279,877)
                                                ----------------  -------------
  Net Increase (Decrease) in Net Assets from
   Capital Share Transactions                         (2,908,149)     1,010,271
                                                ----------------  -------------
Total Increase (Decrease) in Net Assets                 (652,710)    (9,289,312)

Net Assets:
  Beginning of Period                                 24,044,538     33,333,850
                                                ----------------  -------------
  End of Period                                 $     23,391,828  $  24,044,538
                                                ================  =============
  Undistributed Net Investment Income (Loss)    $         37,048  $      24,693

Transactions in Shares of the Fund:
  Sold                                                   341,532      3,878,333
  Issued in Reinvestment of Distributions                     --        228,791
  Redeemed                                              (772,469)    (4,081,075)
                                                ----------------  -------------
  Net Increase (Decrease) in Shares of the Fund         (430,937)        26,049
                                                ================  =============

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30, 2003 (Unaudited)

1.   Organization

     Strong Multi Cap Value Fund II (the "Fund") (a series of Strong Variable Insurance Funds, Inc.) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"). The Fund offers and sells its shares only to separate accounts of insurance companies for the purpose of funding variable annuity and variable life insurance contracts. At June 30, 2003, approximately 44%, 26% and 14% of the Fund's shares were owned by the separate accounts of three insurance companies.

2.   Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     (A) Security Valuation -- Securities of the Fund traded on a national securities exchange are valued each business day at the last sales price. Securities traded on the NASDAQ Stock Market are valued each business day using the NASDAQ Official Closing Price ("NOCP"). Exchange-traded securities for which there were no transactions and NASDAQ-traded securities for which there is no NOCP are valued at the mean of the bid and ask prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under the general supervision of the Board of Directors. Occasionally, events affecting the value of foreign investments and exchange rates occur between the time at which those items are determined and the close of trading on the New York Stock Exchange. Such events would not normally be reflected in a calculation of the Fund's net asset value on that day. If events that materially affect the value of the Fund's foreign investments or the foreign currency exchange rates occur during such period, the investments will be valued at their fair value as determined in good faith under the general supervision of the Board of Directors. Securities that are purchased within 60 days of their stated maturity are valued at amortized cost, which approximates fair value.

          The Fund may own certain investment securities that are restricted as to resale or are deemed illiquid. Restricted securities are Section 4(2) commercial paper or are eligible for resale pursuant to Rule 144A under the Securities Act of 1933. Securities are deemed illiquid based upon guidelines established by the Fund's Board of Directors. These securities are valued after giving due consideration to pertinent factors, such as recent private sales, market conditions and the issuer's financial performance. The Fund generally bears the costs, if any, associated with the disposition of restricted securities. The Fund held no restricted or illiquid securities at June 30, 2003.

     (B) Federal Income and Excise Taxes and Distributions to Shareholders -- The Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is recorded. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

          Undistributed income or net realized gains for financial statement purposes may differ from federal income tax purposes due to differences in the timing, recognition and characterization of income, expense and capital gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

          The Fund generally pays dividends from net investment income and distributes net capital gains, if any, that it realizes at least annually.

     (C) Realized Gains and Losses on Investment Transactions -- Investment security transactions are recorded as of the trade date. Gains or losses realized on investment transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     (D) Certain Investment Risks -- The Fund may utilize derivative instruments including options, futures and other instruments with similar characteristics to the extent that they are consistent with the Fund's investment objectives and limitations. The Fund intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, foreign currencies or interest rates. The use of these instruments may involve risks such as the possibility that the value of the underlying assets fluctuates, the derivative becomes illiquid, imperfect correlation exists between the value of the instruments and the underlying securities, or that the counterparty fails to perform its obligations.

          Investments in foreign-denominated assets or forward currency contracts may involve greater risks than domestic investments due to currency rate fluctuations, political and economic instability, different financial reporting standards and taxes, less liquidity, less strict regulation of securities markets, and smaller markets with lower trading volume.

--------------------------------------------------------------------------------
June 30, 2003 (Unaudited)

     (E) Futures -- Upon entering into a futures contract, the Fund deposits in a segregated account with its custodian, in the name of the broker, cash and/or other liquid investments equal to the minimum "initial margin" requirements of the exchange. The Fund designates liquid securities as collateral on open futures contracts. The Fund also receives from or pays to the broker an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin," and are recorded as unrealized gains or losses. When the futures contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     (F) Options -- The Fund may write put or call options. Premiums received by the Fund upon writing put or call options are recorded as an asset with a corresponding liability that is subsequently adjusted to the current market value of the option. Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses. When an option is closed, expired or exercised, the Fund realizes a gain or loss and the liability is eliminated. The Fund continues to bear the risk of adverse movements in the price of the underlying asset during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received. The Fund designates liquid securities as collateral on open options contracts.

     (G) Foreign Currency Translation -- Investment securities and other assets and liabilities initially expressed in foreign currencies are converted daily to U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income are converted to U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses.

     (H) Forward Foreign Currency Exchange Contracts -- Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records an exchange gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     (I) Short Positions -- The Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. The Fund is liable for any dividends payable on securities while those securities are in a short position. If the Fund sells securities short while also holding the long position, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises. If the Fund sells securities short when not holding the long position, it will experience a loss if the market price of the security increases between the date of the short sale and the date the security is replaced.

     (J) Repurchase Agreements -- The Fund may enter into repurchase agreements with institutions that the Fund's investment advisor, Strong Capital Management, Inc. (the "Advisor"), has determined are creditworthy. Each repurchase agreement is recorded at cost, which approximates fair value.

          The Fund requires that the collateral, represented by securities (primarily U.S. government securities), in a repurchase transaction be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Fund to obtain those securities in the event of a default of the counterparty. On a daily basis, the Advisor monitors the value of the collateral, including accrued interest, to ensure it is at least equal to the amount owed to the Fund under each repurchase agreement.

     (K) Directed Brokerage -- The Fund directs certain portfolio trades to brokers who, in turn, pay a portion of the Fund's expenses not applicable to the Advisor or its affiliates. Such amounts are included in Expense Offsets reported in the Fund's Statement of Operations and in Note 4.

     (L) Earnings Credit Arrangements -- Credits are earned on positive cash balances maintained in custodian accounts. These credits serve to reduce the custodian's fees incurred by the Fund and are included in the Fund's Expense Offsets reported in the Fund's Statement of Operations and in Note 4.

     (M) Securities Lending -- The Fund has entered into a Securities Lending Agreement (the "Agreement") with Deutsche Bank. Under the terms of the Agreement, the Fund may lend portfolio securities to qualified institutional borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash equal to at least 102% of the market value of any loaned securities, plus accrued interest. Cash collateral received is invested in Repurchase Agreements, Investment Funds, Government Obligations and/or Bank Obligations. At June 30, 2003, the Fund had no securities on loan.

--------------------------------------------------------------------------------

          The three primary risks associated with securities lending are: a borrower defaulting on its obligation to return the securities loaned resulting in a shortfall on the posted collateral; a principal loss arising from the lending agent's investment of cash collateral; and the inability of the lending Fund to recall a security in time to exercise valuable voting rights or sell the security.

     (N) Expenses -- The Fund and other affiliated Strong Funds contract for certain services on a collective basis. The majority of the expenses are directly identifiable to an individual Fund. Expenses that are not readily identifiable to a specific Fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Strong Funds.

     (O) Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in these financial statements. Actual results could differ from those estimates.

     (P) Other -- Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and discounts on the interest method.

3.   Related Party Transactions

     The Advisor provides investment advisory and related services to the Fund. Strong Investor Services, Inc. (the "Administrator"), an affiliate of the Advisor, provides administrative, transfer agent and related services to the Fund. Certain officers and directors of the Fund are affiliated with the Advisor and the Administrator. Investment advisory and administration fees, which are established by terms of the advisory and administration agreements, are based on an annualized rate of 0.75% and 0.30%, respectively, of the average daily net assets of the Fund. The Investment Advisory fees are 0.75% for the first $4 billion in net assets, 0.725% for the next $2 billion, and 0.70% for net assets $6 billion and above.

     The Fund's Advisor and/or Administrator may voluntarily waive or absorb certain expenses at their discretion. Transfer agent and related service fees are based on the lesser of various agreed-upon contractual percentages of the average daily net assets of the Fund or a contractually established rate for each participant account. The Administrator also allocates to the Fund certain charges or credits resulting from transfer agency banking activities based on the Fund's level of subscription and redemption activity. Transfer agency banking charges allocated to the Fund by the Administrator, if any, are included in Other Expenses in the Fund's Statement of Operations. Transfer agency banking credits allocated by the Administrator, if any, serve to reduce the shareholder servicing expenses incurred by the Fund and are included in Expense Offsets in the Fund's Statement of Operations and in Note 4. The Administrator is also compensated for certain other out-of-pocket expenses related to transfer agent services.

     The Fund may invest cash in money market funds managed by the Advisor, subject to certain limitations.

     The amount payable to the Advisor or Administrator at June 30, 2003, shareholder servicing and other expenses paid to the Administrator, transfer agency banking credits and unaffiliated directors' fees, excluding the effects of waivers and absorptions, for the six months ended June 30, 2003 were $2,712, $23,595, $494 and $733, respectively.

4.   Expense Offsets

     Expense offsets during the six months ended June 30, 2003 included expense waivers and absorptions, earnings credits, directed brokerage credits and transfer agency banking credits of $59,124, $9, $8,459 and $0, respectively.

5.   Line of Credit

     The Strong Funds have established a line of credit agreement ("LOC") with certain financial institutions, which expires October 10, 2003, to be used for temporary or emergency purposes, primarily for financing redemption payments. Combined borrowings among all participating Strong Funds are subject to a $350 million cap on the total LOC. For an individual Fund, borrowings under the LOC are limited to either the lesser of 15% of the market value of the Fund's total assets or any explicit borrowing limits in the Fund's prospectus. Principal and interest on each borrowing under the LOC are due not more than 45 days after the date of the borrowing. Borrowings under the LOC bear interest based on prevailing market rates as defined in the LOC. A commitment fee of 0.09% per annum is incurred on the unused portion of the LOC and is allocated to all participating Strong Funds. There were minimal borrowings under the LOC during the period. At June 30, 2003, there were no outstanding borrowings by the Fund under the LOC.

--------------------------------------------------------------------------------
June 30, 2003 (Unaudited)

6.   Investment Transactions

     The aggregate purchases and sales of long-term securities during the six months ended June 30, 2003 were $6,158,601 and $10,941,387, respectively. There were no purchases or sales of long-term U.S. government securities during the six months ended June 30, 2003.

7.   Income Tax Information

     At June 30, 2003, the cost of investments in securities for federal income tax purposes was $25,674,961. Net unrealized depreciation of securities was $2,072,528, consisting of gross unrealized appreciation and depreciation of $1,185,719 and $3,258,247, respectively. The differences between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

     The capital loss carryovers (expiring in 2010) as of December 31, 2002, and tax basis post-October losses as of December 31, 2002, which are not recognized for tax purposes until the first day of the following fiscal year, are:

                                         Net Capital Loss   Post-October
                                            Carryovers         Losses
                                         ----------------   ------------
     Strong Multi Cap Value Fund II      $        691,381   $  1,709,546

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STRONG MULTI CAP VALUE FUND II
--------------------------------------------------------------------------------

                                                                                        Period Ended
                                                          --------------------------------------------------------------------
                                                          June 30,   Dec. 31,   Dec. 31,        Dec. 31,   Dec. 31,   Dec. 31,
Selected Per-Share Data/(a)/                              2003/(b)/    2002       2001            2000       1999       1998
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $   7.29   $  10.19   $   9.79        $   9.12   $  10.08   $   9.90

Income From Investment Operations:
  Net Investment Income (Loss)                                0.01       0.01       0.04            0.04       0.06       0.03
  Net Realized and Unrealized Gains (Losses) on
   Investments                                                0.86      (2.36)      0.36            0.67      (0.35)      0.18
------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                            0.87      (2.35)      0.40            0.71      (0.29)      0.21

Less Distributions:
  From Net Investment Income                                    --      (0.04)     (0.00)/(c)/     (0.04)     (0.07)     (0.03)
  From Net Realized Gains                                       --      (0.51)     (0.00)/(c)/        --      (0.60)        --
------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                           --      (0.55)     (0.00)/(c)/     (0.04)     (0.67)     (0.03)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            $   8.16   $   7.29   $  10.19        $   9.79   $   9.12   $  10.08
==============================================================================================================================
Ratios and Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
  Total Return                                               +11.9%     -23.2%      +4.1%           +7.8%      -2.9%      +2.2%
  Net Assets, End of Period (In Thousands)                $ 23,392   $ 24,045   $ 33,334        $ 19,481   $ 10,884   $  4,022
  Ratio of Expenses to Average Net Assets
   before Expense Offsets                                      1.8%*      1.4%       1.3%            1.4%       1.6%       2.0%
  Ratio of Expenses to Average Net Assets                      1.1%*      1.2%       1.2%            1.2%       1.2%       1.2%
  Ratio of Net Investment Income (Loss) to
   Average Net Assets                                          0.1%*      0.1%       0.4%            0.5%       0.9%       0.7%
  Portfolio Turnover Rate                                     29.0%      70.3%      60.7%           56.5%      93.9%      73.3%

  *  Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b)  For the six months ended June 30, 2003 (unaudited).
(c)  Amount calculated is less than $0.005.

                       See Notes to Financial Statements.

DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

Richard S. Strong (indicated below by an asterisk*) is deemed an "interested person" of the Fund as defined in the Investment Company Act of 1940 because of his controlling ownership in the Advisor's parent company, Strong Financial Corporation. Each officer and director holds the same position with the 27 registered open-end management investment companies consisting of 71 mutual funds ("Strong Funds").

* Richard S. Strong (DOB 5-12-42), Director of the Strong Funds since September 1981 and Chairman of the Board of the Strong Funds since October 1991.

     Mr. Strong has been a Director of the Advisor since September 1981; Chairman of the Advisor since October 1991; Chief Investment Officer of the Advisor since January 1996; Security Analyst and Portfolio Manager of the Advisor since 1985; Chief Executive Officer of the Advisor from 1974 to 1985; Chairman of Strong Financial Corporation (holding company) since May 2001; Director and Chairman of Strong Service Corporation (an investment advisor) since 1995; and Director and Chairman of Strong Investor Services, Inc. (a transfer agent and administrator), since July 2001. Mr. Strong founded the Advisor in 1974 and has been in the investment management business since 1967.

Willie D. Davis (DOB 7-24-34), Director of the Strong Funds since July 1994.

     Mr. Davis has been President and Chief Executive Officer of All Pro Broadcasting, Inc., since 1977; Director of Wisconsin Energy Corporation (formerly WICOR, Inc.) (a utility company), since 1990, Metro Goldwyn Mayer, Inc. (an entertainment company), since 1998, Bassett Furniture Industries, Inc., since 1997, Checker's Drive-In Restaurants, Inc. (formerly Rally's Hamburgers, Inc.), since 1994, Johnson Controls, Inc. (an industrial company), since 1992, MGM Mirage (formerly MGM Grand, Inc.) (an entertainment/hotel company) since 1990, Dow Chemical Company since 1988, Sara Lee Corporation (a food/consumer products company) since 1983, Alliance Bank since 1980, Manpower, Inc. (a worldwide provider of staffing services), since 2001, and Kmart Corporation (a discount consumer products company) from 1985 to 2003; and Trustee of the University of Chicago since 1980 and Marquette University since 1988.

Gordon B. Greer (DOB 2-17-32), Director of the Strong Funds since March 2002.

     Mr. Greer was Of Counsel for Bingham McCutchen LLP (a law firm previously known as Bingham Dana LLP) from 1997 to February 2002 and Partner of Bingham McCutchen LLP from 1967 to 1997. On behalf of Bingham McCutchen LLP, Mr. Greer provided representation to the disinterested directors of the Strong Funds from 1991 to February 2002. Bingham McCutchen LLP has provided representation to the Independent Directors of the Strong Funds since 1991.

Stanley Kritzik (DOB 1-9-30), Director of the Strong Funds since January 1995 and Chairman of the Audit Committee of the Strong Funds since July 2000.

     Mr. Kritzik has been Partner of Metropolitan Associates (a real estate firm) since 1962; Director of Wisconsin Health Information Network since November 1997, Health Network Ventures, Inc., from 1992 to April 2000, Aurora Health Care from September 1987 to September 2002; and Member of the Board of Governors of Snowmass Village Resort Association from October 1999 until October 2002.

Neal Malicky (DOB 9-14-34), Director of the Strong Funds since December 1999.

     Mr. Malicky has been President Emeritus of Baldwin-Wallace College since July 2000; Chancellor of Baldwin-Wallace College from July 1999 to June 2000; President of Baldwin-Wallace College from July 1981 to June 1999; Director of Aspire Learning Corporation since June 2000; Trustee of Southwest Community Health Systems, Cleveland Scholarship Program, and The National Conference for Community and Justice until 2001; President of the National Association of Schools and Colleges of the United Methodist Church, Chairperson of the Association of Independent Colleges and Universities of Ohio, and Secretary of the National Association of Independent Colleges and Universities until 2001.

William F. Vogt (DOB 7-19-47), Director and Chairman of the Independent Directors Committee of the Strong Funds since January 1995.

     Mr. Vogt has been Senior Vice President of IDX Systems Corporation (a management consulting firm) since June 2001; President of Vogt Management Consulting, Inc., from July 1990 to June 2001; and former Fellow of the American College of Medical Practice Executives.

--------------------------------------------------------------------------------

Ane K. Ohm (DOB 10-16-69), Anti-Money Laundering Compliance Officer since November 2002.

     Ms. Ohm has been Director of Mutual Fund Administration of Strong Investor Services, Inc., since April 2001; Marketing Services Manager of Strong Investments, Inc., from November 1998 to April 2001; and Retail Services Financial Manager of Strong Investments, Inc., from January 1997 to November 1998.

Christopher O. Petersen (DOB 1-18-70), Vice President and Assistant Secretary of the Strong Funds since May 2003.

     Mr. Petersen has been Managing Counsel of Strong Financial Corporation since March 2003; Corporate Counsel at U.S. Bancorp Asset Management, Inc., from May 2001 to March 2003; Corporate Counsel at First American Asset Management, a division of U.S. Bank National Association ("FAAM"), from September 1999 to May 2001; Compliance Officer at FAAM from January 1999 to September 1999; and Associate at Mauzy Law Firm from September 1997 to December 1998.

Richard W. Smirl (DOB 4-18-67), Vice President of the Strong Funds since February 2002 and Secretary of the Strong Funds since November 2001.

     Mr. Smirl has been Senior Counsel of Strong Financial Corporation since December 2001; Assistant Executive Vice President since December 2001; Secretary of the Advisor since November 2002; Assistant Secretary of the Advisor from December 2001 to November 2002; Senior Counsel of the Advisor from July 2000 to December 2001; General Counsel of Strong Investments, Inc. ("Distributor"), since November 2001; Vice President, Secretary, and Chief Compliance Officer of the Distributor since July 2000; Lead Counsel of the Distributor from July 2000 to November 2001; Partner at Keesal, Young & Logan LLP (a law firm) from September 1999 to July 2000; and Associate at Keesal, Young & Logan LLP from September 1992 to September 1999.

Gilbert L. Southwell III (DOB 4-13-54), Assistant Secretary of the Strong Funds since July 2001.

     Mr. Southwell has been Associate Counsel of Strong Financial Corporation since December 2001; Assistant Secretary of the Advisor since December 2002; Associate Counsel of the Advisor from April 2001 to December 2001; Partner at Michael, Best & Friedrich, LLP (a law firm) from October 1999 to March 2001; and Assistant General Counsel of U.S. Bank, National Association (formerly Firstar Bank, N.A.) and/or certain of its subsidiaries from November 1984 to September 1999.

John W. Widmer (DOB 1-19-65), Treasurer of the Strong Funds since April 1999.

     Mr. Widmer has been Treasurer of the Advisor since April 1999; Assistant Secretary and Assistant Treasurer of Strong Financial Corporation since December 2001; Treasurer of Strong Service Corporation since April 1999; Treasurer and Assistant Secretary of Strong Investor Services, Inc., since July 2001; and Manager of the Financial Management and Sales Reporting Systems department of the Advisor from May 1997 to April 1999.

Thomas M. Zoeller (DOB 2-21-64), Vice President of the Strong Funds since October 1999.

     Mr. Zoeller has been Executive Vice President of the Advisor since April 2001; Chief Financial Officer of the Advisor since February 1998; Secretary of the Advisor from December 2001 to November 2002; Member of the Office of the Chief Executive of Strong Financial Corporation since May 2001; Chief Financial Officer and Treasurer of Strong Investments, Inc., since October 1993; Executive Vice President and Secretary of Strong Investor Services, Inc., since July 2001; Executive Vice President, Chief Financial Officer, and Secretary of Strong Service Corporation since December 2001; Treasurer of Strong Service Corporation from September 1996 to April 1999; Vice President of Strong Service Corporation from April 1999 to December 2001; Member of the Office of the Chief Executive of the Advisor from November 1998 until May 2001; Senior Vice President of the Advisor from February 1998 to April 2001; and Treasurer and Controller of the Advisor from October 1991 to February 1998.

     Except for Messrs. Davis, Kritzik, Malicky, and Vogt, the address of all of the Directors and Officers is P.O. Box 2936, Milwaukee, WI 53201. Mr. Davis's address is 161 North La Brea, Inglewood, CA 90301. Mr. Kritzik's address is 1123 North Astor Street, Milwaukee, WI 53202. Mr. Malicky's address is 4608 Turnberry Drive, Lawrence, KS 66047. Mr. Vogt's address is P.O. Box 7657, Avon, CO 81620.

     The statement of additional information contains additional information about fund directors and officers and is available without charge, upon request, by calling 1-800-368-3863.

This report does not constitute an offer for the sale of securities. Strong Funds are offered for sale by prospectus only. Securities are offered through Strong Investments, Inc. RT35741 08-03

Strong Investments
P.O. Box 2936 | Milwaukee, WI 53201
www.Strong.com

--------------------------------------------------------------------------------

[STRONG LOGO]

                                                                    WH3177 06-03

Item 2.  Code of Ethics

         Not applicable for filing of Semiannual Reports to Shareholders.

Item 3.  Audit Committee Financial Expert

         Not applicable for filing of Semiannual Reports to Shareholders.

Item 4.  Principal Accountant Fees and Services

         Not applicable for filing of Semiannual Reports to Shareholders.

Item 5 - 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

Item 8.  [Reserved]

Item 9.  Controls and Procedures

         (a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-CSR (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

         (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits

         The following exhibits are attached to this Form N-CSR:

         10(b)(1)     Certification of Principal Executive Officer Required by
                      Section 302 of the Sarbanes-Oxley Act of 2002

         10(b)(2)     Certification of Principal Financial Officer Required by
                      Section 302 of the Sarbanes-Oxley Act of 2002

         10(c) Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002

                                   Signatures

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strong Variable Insurance Funds, Inc.; on behalf of Strong Discovery Fund II, Strong Mid Cap Growth Fund II and Strong Multi Cap Value Fund II.

By:      /s/ Richard W. Smirl
         -------------------------------------
         Richard W. Smirl, Vice President and Secretary

Date:    August 22, 2003
         ---------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Richard S. Strong
         -------------------------------------
         Richard S. Strong, Principal Executive Officer

Date:    August 22, 2003
         ---------------


By:      /s/ John W. Widmer
         -------------------------------------
         John W. Widmer, Treasurer (Principal Financial Officer)

Date:    August 22, 2003
         ---------------